MESSAGE FROM THE CHAIRMAN                            AMCORE VINTAGE MUTUAL FUNDS
--------------------------------------------------------------------------------
Dear Shareholders:

The six-month period ended September 30, 1997, was a strong one for both financial markets in general and for the AMCORE Vintage Mutual Funds in particular. Solid corporate earnings continued to fuel the stock market's rise. Bonds, too, performed well in the modest-growth, low-inflation climate. As a result, we're pleased to report that all of our funds produced positive, and, in several cases, simply outstanding, returns.

In addition, mutual funds continued to be the first choice of individual investors across the country. Due to the strong performance of our funds over the past several years, many selected the AMCORE Vintage Mutual Funds. Over the course of the period, net assets under management rose 18%, increasing from $726 million on March 31, 1997, to $854 million on September 30, 1997.

A FOND FAREWELL
In the midst of all this good news, we do regret having to report that Clyde Powers, one of the portfolio managers of the AMCORE Vintage Aggressive Growth Fund, resigned early in the summer for personal reasons. A primary contributor to the remarkable performance of this fund over the past several years, Mr. Powers departed with our best wishes for him and his family.

A WORD TO OUR EQUITY INVESTORS . . .
Now is a good time to review your investment time horizon and tolerance for risk. Clearly, the last three years have been very rewarding for stock investors--and many believe the year ahead may be just as rewarding. At the same time, there are others who point out that the current expansion is now some seven years old. If nothing else, sheer exhaustion, they say, may cause the bulls to drop dead sometime soon. The truth is, no one can predict what the markets will do in the future.

That's why now is a very good time to review your time horizon and tolerance for risk. Historically, the markets have rewarded long-term investors--those with time horizons some ten to 12 years away--with the patience and fortitude to ride out volatile markets. In the future, if the stock market reverts to its long-term average return of approximately 10%, volatility may increase. Investors with a low tolerance for risk may not be particularly comfortable in such an environment. And those with short time horizons who have inappropriately positioned their holdings may find themselves selling their investments at inopportune moments.

IN CLOSING . . .
We urge you to read the following report closely. In it, you will find a detailed discussion of the performance of each of the AMCORE Vintage Mutual Funds during the six months ended September 30, 1997.

Finally, we thank you for your continued confidence in us. We look forward to providing you with excellent investment management and to serving your needs now and in the future. As always, if you would like a prospectus, have any questions or require any assistance, please don't hesitate to call us at 1-800-438-6375.

Sincerely,

/s/ Walter B. Grimm
Walter B. Grimm
Chairman

--------------------------------------------------------------------------------
The AMCORE Vintage Mutual Funds are distributed by BISYS Fund Services.

Shares of the AMCORE Vintage Mutual Funds are NOT INSURED BY THE FDIC and are not deposits or obligations of, or guaranteed or endorsed by, AMCORE Financial Inc., any of its subsidiaries or AMCORE Capital Management, Inc. Investment products involve investment risk, including the possible loss of principal.

For more complete information on any of the AMCORE Vintage Mutual Funds, including fees, expenses and sales charges, please call 1-800-438-6375 for a free prospectus. Read it carefully before investing or sending money.

MESSAGE FROM THE INVESTMENT ADVISER                  AMCORE VINTAGE MUTUAL FUNDS
--------------------------------------------------------------------------------
Dear Shareholders:

Caught in the crossfire between powerful short-term and long-term trends-- that's the situation investors now find themselves in. Long-term trends are extremely bullish, but the cyclical, or short-term, trends are another story.

The long-term, or secular, trend that underlies the current expansion may be the strongest and most constructive of the century. Deflationary, characterized by global over-capacity, strong productivity gains and low inflation, these forces have created one of the most positive environments for equities ever seen--moreover, the U.S. domestic economy has been at the leading edge of this trend. Having few structural impediments, U.S. business has been able to fully capture the favorable developments of the 1990's--including the explosive growth of technology.

Moreover, the tremendous level of investment in technology has resulted in astonishing productivity gains. In fact, capital may now be replacing jobs as the driver of economic growth--and this shift may be the reason that real wages are now rising without a concurrent increase in inflation.

POST-TRAUMATIC INFLATIONARY SYNDROME
Nonetheless, inflation anxiety is strong, and anti-inflation vigilantes remain wary. Stung by poor fiscal and monetary management during the late 1960's and 1970's, the bond markets and the Federal Reserve are ever alert to even the faintest signs of over-heating. Alan Greenspan, the Federal Reserve Chairman, recently commented that the U.S. economy is on an "unsustainable track."

SO WHAT HAPPENS NEXT?
After seven solid years of expansion, growth is now above levels previously believed to be inflationary. And indeed, as we have seen growth accelerate in recent months and backlogs climb, it is clear that momentum is gathering--and there may be some changes looming just over the horizon. Unemployment has been below the 6% level believed to spark inflation since 1994 and for the past several quarters has hovered at or below the 5% level. Over the past 50 years, the end of an expansion has been precipitated by a chain of growth, shortages (particularly labor shortages), inflation, and eventually, rising interest rates. This chain may have already begun for the present expansion.

Powerful countervailing forces are at work, however. This expansion has witnessed the first period of sustained growth and falling inflation in modern times. Indeed, retail prices are up just 1.8% so far this year, and further up the product chain, producer prices have actually declined. The two primary causes are captured gains in productivity by tremendously aggressive business investment in equipment and technology (already mentioned)--where earnings are driven by cost reduction rather than by price increases--and expanding global production capacity levels.

Supporting the bullish long-term trend and global capacity levels are the recent currency difficulties and market collapses in the Pacific Rim region. Primarily caused by over-building and easy credit, the downturns in Thailand, Malaysia, Indonesia and the Philippines indicate significant productive capacity abroad. Such global market flexibility influences domestic competition for scarce production resources--and, in turn, serves as a relief valve for U.S. domestic inflationary pressure.

It should be noted that these Pacific Rim and Hong Kong collapses are very similar to that of Mexico earlier this decade. Obviously, when valuation levels are precarious, the U.S. financial market's reaction to such foreign collapses can be abrupt--as was the case this past October. But while substantive, their

MESSAGE FROM THE INVESTMENT ADVISER                  AMCORE VINTAGE MUTUAL FUNDS
--------------------------------------------------------------------------------
actual impact on the U.S. economy is more marginal. Further, as monetary authorities (e.g., the International Monetary Fund) take appropriate supportive steps, it is hoped that these countries are better able to manage their domestic economic, market and currency crises in a more orderly fashion, thus enabling them to return to established growth trends. The experienced investor recognizes that less developed markets are noted for their boom-bust characteristics; strategies are structured to account for such volatility.

It remains uncertain whether, or when, short-term trends will overtake the underlying bullish long-term disinflationary trend. Odds are, however, that they will eventually--if only for a brief time. In view of this, and given the current valuations of the stock and bond markets, the astute investor is warranted in assuming a more cautious outlook. At the very least, we expect the environment in the marketplace to be relatively volatile in the months ahead.

Nonetheless, we remain extremely optimistic about the long-term prospects for stocks and bonds. Current conditions may indeed be the best of this century; the wariness of market participants may turn out to be very healthy, as has so often happened in the past. While we are temporarily taking a more cautious approach to the bond markets, equities remain fully invested in order to capitalize on what may be the opportunities of a lifetime for long-term investors.

Sincerely,

/s/ Jay H. Evans
Jay H. Evans
President
AMCORE Capital Management, Inc.

PERFORMANCE REPORT                                  AMCORE VINTAGE MUTUAL FUNDS
-------------------------------------------------------------------------------
THE AMCORE VINTAGE AGGRESSIVE GROWTH FUND*
While blue-chip names dominated the headlines during the six months ended September 30, 1997, the most interesting stories--and values--were actually in the small- and mid-cap sectors of the market. Throughout the period, we seized such opportunities whenever possible. Subsequently, when the market began to look past the larger capitalization stocks in midsummer, the portfolio benefited handsomely.

Holdings in the financial (13.0% of the Fund's portfolio) and health care (17.3%) sectors did particularly well. Technology (22.7%) and energy (4.8%) stocks also made a solid contribution to performance. Computer Associates, Inc. (2.3% of the Fund's holdings) rose 85.0%. Ensco Int'l, an oil services and equipment company, (1.0%) soared 60.5%. As a result, for the six months ended September 30, 1997, the Fund posted an aggregate total return of 34.03%, against the S&P Mid Cap 400 Stock Index at 33.12% and the S&P 500 Stock Index at 26.25%.

MOVING INTO THE SPOTLIGHT
In the months ahead, we expect small- and mid-cap stocks to continue to gain ground. After so many months spent languishing in the shadows of larger cap stocks, there are still many overlooked and undervalued opportunities in these sectors--particularly in the areas of health care, energy and financial services. As a result we expect to add to several of our current positions here whenever an attractive opportunity to do so arises.

As of September 30, 1997, the top five holdings in the Fund's portfolio were Computer Associates, Inc. (2.3% of the fund's portfolio), Cisco Systems (2.3%), Franklin Resources (2.1%), Compaq Computers Corp. (2.1%) and Intel Corp. (1.8%).+

------
* Small-cap companies typically carry additional risk, since smaller companies generally have a higher risk of failure and, by definition, are not as well established as blue-chip companies. Historically, small-company stocks have experienced a greater degree of market volatility than stocks on average.
+ The composition of the Fund's holdings is subject to change.


                     AMCORE Vintage Aggressive Growth Fund
                         Value of a $10,000 Investment

                             Agressive Growth Fund

            AMCORE Vintage    S&P 500     NASDAQ       S&P MidCap
              Agressive        Stock     Composite     400 Stock
             Growth Fund       Index       Index         Index
9/29/95     10,000            10,000     10,000        10,000
3/31/96     10,910            11,172     10,580        10,767
9/30/96     11,913            12,033     11,800        11,400
3/31/97     11,934            13,382     11,762        11,911
9/30/97     15,996            16,902     16,269        15,857

                 Average Annual Total Return

                                               Since
                                             Inception
            6 Month*          1 Year         (9/29/95)
9/30/97      34.03%           34.28%           26.48%

* Aggregate total return.
Past performance is not predictive of future results. The value of shares in the AMCORE Vintage Funds will fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. The performance of the AMCORE Vintage Aggressive Growth Fund is measured against the S&P 500 Stock Index, the NASDAQ Composite Index and the S&P MidCap 400 Stock Index, which represent the performance of the stock market as a whole, small-capitalization stocks and small- to mid-sized companies, respectively. The indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

PERFORMANCE REPORT                                   AMCORE VINTAGE MUTUAL FUNDS
--------------------------------------------------------------------------------
THE AMCORE VINTAGE EQUITY FUND
Very simply, the performance of the Fund over the six months ended September
30, 1997, was outstanding. "Attending sales"/1/ over the past two years and adding to our positions in the strongest of companies, the Fund was well positioned to soar on continued corporate earnings growth.

In many cases, particularly in the health care (18.9% of the Fund's portfolio) sector, the gains could only be characterized as spectacular. During the period, Warner Lambert Co. (2.5%) posted a gain of 56.9%. Eli Lilly and Co. (1.8%) rose 48.0%. Bank stocks also climbed dramatically. Over the course of the period, BankAmerica Corp. (1.8%) gained 46.7%. Consequently, for the six months ended September 30, 1997, the Fund posted an aggregate total return of 27.46%--surpassing the S&P 500, which posted a return of 26.24% for the same period.

OPTIMISTIC BUT NOT UNREALISTIC EXPECTATIONS
While we are optimistic about the prospects for the market in the months ahead, a hiccup or two is possible. Nonetheless, the fundamentals of the economy are still very strong; interest rates are low; and inflation is controlled. Consequently, while we don't expect to see gains like those we've seen in the past two years, we do expect to see some gains.

Nevertheless, we will approach the marketplace cautiously in the months ahead. Unlike many other equity funds, the Fund is well diversified, with just over a fifth of the portfolio invested in its top ten holdings and the remainder dispersed across a wide range of companies and industries. Moreover, we will continue to "attend sales" and add to our positions in companies with solid track records and pipelines full of viable new products.

As of September 30, 1997, the top five holdings in the Fund's portfolio were Warner Lambert Co. (2.5% of the portfolio's assets), General Electric Co. (2.5%), Pfizer, Inc. (2.1%), Intel Corp. (2.0%) and American Home Products (2.0%).+
------
/1/ Buying at low prices.
+ The composition of the Fund's holdings is subject to change.

                          AMCORE Vintage Equity Fund
                         Value of a $10,000 Investment

                                  Equity Fund

                              S&P 500
            AMCORE Vintage     Stock
             Equity Fund       Index
12/15/92    10,000            10,000
 3/31/93    10,245            10,428
 3/31/94    10,291            10,579
 3/31/95    11,911            12,228
 3/31/96    15,480            16,146
 3/31/97    18,322            19,340
 9/30/97    23,352            24,415

                 Average Annual Total Return

                                                             Since
                                                           Inception
            6 Month*          1 Year        3 Year         (12/15/92)
9/30/97      27.46%           38.25%        29.19%           19.35%

* Aggregate total return.
Past performance is not predictive of future results. The value of shares in the AMCORE Vintage Funds will fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. The performance of the AMCORE Vintage Equity Fund is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

PERFORMANCE REPORT                                   AMCORE VINTAGE MUTUAL FUNDS
--------------------------------------------------------------------------------
THE AMCORE VINTAGE BALANCED FUND
The Fund's strong performance during the six months ended September 30, 1997, was due primarily to the solid gains posted by our equity holdings. Having increased exposures in the mid-cap stocks as the year began, the Fund benefited as investors returned to these sectors in early and midsummer.

Moreover, the advance encompassed a wide range of industries. Among the portfolio's outstanding performers were a department store chain, Kohl's (1.3% of the Fund's net assets) with a return of 67.6%; an oil service provider, Ensco Int'l (0.9%) with a return of 60.5%; and a bio-tech company, Elan (0.6%) with a return of 46.9%.

As has been the case for the past two years, the portfolio's fixed-income holdings were a smaller percentage of the Fund. Nonetheless, they also made a strong contribution to performance and continued to provide the portfolio with a solid underpinning. For the six months ended September 30, 1997, the Fund produced an aggregate total return of 20.55%.

THINKING BIG? THINK SMALL.
While we are cautiously optimistic about the prospects for both stocks and bonds in the months ahead, we are finding value in mid-cap stocks. As a result, we will continue to focus our efforts on identifying opportunities in this sector, while taking advantage of any unwarranted price decline in the large-cap sector, in the months ahead. As always we will emphasize quality in the selection of securities--and we will continue to scrutinize corporate earnings very closely, with particular emphasis on revenue growth and margin expansion.

As of September 30, 1997, approximately 63% of the portfolio's assets were invested in stocks, 33% in bonds and the remainder in cash and cash equivalents. The fixed-income portion of the portfolio remained concentrated in government securities. The average maturity of these holdings was 3.7 years; the average credit quality was AAA.+ The top five equity holdings in the Fund's portfolio were Compaq Computer Corp. (2.2% of the Fund's assets), Warner Lambert Co. (1.5%), Intel Corp. (1.5%), First Union (1.5%) and Computer Associates, Inc. (1.4%).+
------
+ The composition of the Fund's holdings is subject to change.

                         AMCORE Vintage Balanced Fund
                         Value of a $10,000 Investment

                                 Balanced Fund

                              50% S&P 500 Stock Index &
            AMCORE Vintage    50% Lehman Brother Intermediate
            Balanced Fund     Government/Corp. Bond Index
  6/1/95    10,000            10,000
 3/31/96    11,329            11,394
 9/30/96    12,149            11,975
 3/31/97    12,582            12,788
 9/30/97    15,167            14,889

                 Average Annual Total Return

                                              Since
                                            Inception
            6 Month*          1 Year         (6/1/95)
9/30/97      20.55%           24.84%          19.51%

* Aggregate total return.
Past performance is not predictive of future results. The value of shares in the AMCORE Vintage Funds will fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. The performance of the AMCORE Vintage Balanced Fund is measured against a composite of the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market, and the Lehman Brothers Intermediate Government/Corporate Bond Index, an unmanaged index generally considered to be representative of the performance of government and corporate bonds with maturities of 1-10 years. In the composite, each index is given a 50% weighting. The two indices do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

PERFORMANCE REPORT                                   AMCORE VINTAGE MUTUAL FUNDS
--------------------------------------------------------------------------------
THE AMCORE VINTAGE FIXED INCOME FUNDS
Strong economic and job growth triggered fears of inflation as the six-month period ended September 30, 1997, began. Nonetheless, as the Federal Reserve sat quietly on the sidelines, anxiety subsided somewhat. Day to day, interest rates moved up and down swiftly--but within a relatively narrow range throughout the summer and into the early fall.

Given the circumstances, average maturities in each of our fixed-income funds were maintained at or near industry average throughout the period. Moreover, rather than attempting to call each and every turn in rates, we focused our attention on yield enhancement. Anticipating no dramatic change in the interest rate environment in the near term, we expect to continue doing so.

This does not mean, however, that we expect investors to be less anxious. While long-term trends are exerting downward pressure, solid growth and an extremely strong job market may push rates upward in the near future. The Fed is also biased toward tightening rates. Finally, too, markets hate uncertainty--and the type of economy we see today, strong growth/low inflation, is like nothing anyone has ever seen before. Possibly, these conditions could continue for years. Then, again, the environment could change overnight if inflation sparks. As a result, the markets may be somewhat volatile in the months ahead.

THE FIXED INCOME FUND
In an effort to enhance yield, positions were increased in asset-backed securities throughout the period. As a result, the Fund performed well, producing an aggregate total return of 5.54% for the six months ended September 30, 1997.

At the end of the period, approximately 47% of the Fund's assets were invested in Treasury and agency securities, 27% in mortgage-backed and asset-backed securities, and 21% in corporate bonds, with the remainder held in cash and cash equivalents. The average maturity of the Fund's holdings was 5.1 years; the average credit quality was AAA.+
------
+ The composition of the Fund's holdings is subject to change.

                       AMCORE Vintage Fixed Income Fund
                         Value of a $10,000 Investment

                               Fixed Income Fund

            AMCORE Vintage      Lehman Brothers Intermediate
            Fixed Income Fund   Government/Corp. Bond Index
12/15/92    10,000              10,000
 3/31/93    10,454              10,396
 3/31/94    10,708              10,652
 3/31/95    11,079              11,127
 3/31/96    12,047              12,190
 3/31/97    12,426              12,776
 9/30/97    13,114              13,508

                 Average Annual Total Return

                                                              Since
                                                            Inception
            6 Month*          1 Year         3 Year         (12/15/92)
9/30/97       5.54%            7.40%          7.29%            5.82%

* Aggregate total return.
Past performance is not predictive of future results. The value of shares in the AMCORE Vintage Funds will fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. The performance of the AMCORE Vintage Fixed Income Fund is measured against the Lehman Brothers Intermediate Government/Corporate Bond Index, an unmanaged index generally representative of the performance of intermediate-term government and corporate bonds. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

PERFORMANCE REPORT                                   AMCORE VINTAGE MUTUAL FUNDS
--------------------------------------------------------------------------------
THE FIXED TOTAL RETURN FUND
Despite daily fluctuations, interest rates traded in a relatively narrow range throughout the period, which lessened prepayment risk. As a result, asset-backed and mortgage-backed securities offered better value than many other fixed-income investments. Positions in these sectors were increased over the course of the period--and ultimately, these holdings made a strong contribution to performance. For the six months ended September 30, 1997, the Fund produced an aggregate total return of 5.03%.

At the end of the period, approximately 59% of the Fund's assets were invested in Treasury and agency securities, 17% in mortgage-backed and asset-backed securities, and 20% in corporate bonds, with the remainder held in cash and cash equivalents. The average maturity of the Fund's holdings was 4.4 years; the average credit quality was AAA.+
------
+ The composition of the Fund's holdings is subject to change.

                    AMCORE Vintage Fixed Total Return Fund
                         Value of a $10,000 Investment

                            Fixed Total Return Fund

            AMCORE Vintage    Lehman Brothers Intermediate
            Fixed Total       Government/Corp
            Return Fund       Bond Index
 6/1/95     10,000            10,000
3/31/96     10,340            10,504
9/30/96     10,460            10,758
3/31/97     10,663            11,009
9/30/97     11,199            11,640

                 Average Annual Total Return

                                               Since
                                             Inception
            6 Month*          1 Year         (6/15/95)
9/30/97       5.03%            7.07%            5.06%

* Aggregate total return.
Past performance is not predictive of future results. The value of shares in the AMCORE Vintage Funds will fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. The performance of the AMCORE Vintage Fixed Total Return Fund is measured against the Lehman Brothers Intermediate Government/Corporate Bond Index, an unmanaged index generally representative of the performance of intermediate-term government and corporate bonds. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

PERFORMANCE REPORT                                   AMCORE VINTAGE MUTUAL FUNDS
--------------------------------------------------------------------------------

THE INTERMEDIATE TAX-FREE FUND
The six months ended September 30, 1997, were relatively quiet ones in the municipal markets. Supply increased to the point that it was somewhat easier to respond to changes in the environment, but never to the point that allowed the levels of volatility seen in the taxable markets.

Nonetheless, we had the opportunity to eliminate several of the portfolio's callable positions--and increase exposure in securities with more attractive yields. As a result, for the six months ended September 30, 1997, the portfolio produced an aggregate total return of 5.08%.

As of September 30, 1997, the portfolio was widely diversified, with holdings in some 24 different states. As of the same date, the average maturity of the Fund's holdings was 7.4 years; the average credit quality was AA1.+
------
+ The composition of the Fund's holdings is subject to change.

                   AMCORE Vintage Intermediate Tax-Free Fund
                         Value of a $10,000 Investment

                          Intermediate Tax-Free Fund

            AMCORE Vintage    Merrill Lynch
            Intermediate      Intermediate Municipal
            Tax-Free Fund     Bond Index
2/16/93     10,000            10,000
3/31/93     10,090             9,917
3/31/94     10,372            10,151
3/31/95     10,920            10,776
3/31/96     11,731            11,810
3/31/97     12,108            12,567
9/30/97     12,723            13,257

                 Average Annual Total Return

                                                              Since
                                                            Inception
            6 Month*          1 Year         3 Year         (2/16/93)
9/30/97       5.08%            6.58%          6.76%            5.35%

* Aggregate total return.
Past performance is not predictive of future results. The value of shares in the AMCORE Vintage Funds will fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. The performance of the AMCORE Vintage Intermediate Tax-Free Fund is measured against the Merrill Lynch Intermediate Municipal Bond Index, an unmanaged index generally representative of the performance of intermediate-term government and corporate bonds. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

PERFORMANCE REPORT                                   AMCORE VINTAGE MUTUAL FUNDS
--------------------------------------------------------------------------------
THE AMCORE VINTAGE U.S. GOVERNMENT OBLIGATIONS FUND
While interest rates fluctuated daily, they whirled within a relatively narrow range throughout the six months ended September 30, 1997. Rather than trying to catch every turn in the marketplace, our efforts focused on yield enhancement. We favored discount notes over repurchase agreements and Treasury bills, which offered more return on a risk/reward basis.

During the period, the average maturity of the portfolio's holdings was maintained in the 45 - 50 day range.* As we do not expect to see the Federal Reserve make any sudden move to increase rates precipitously in the foreseeable future, we do not expect to make any major changes in the portfolio's structure. At the same time, we will continue to approach the markets cautiously and emphasize yield enhancement in our security selection process.
------
* The composition of the Fund's holdings is subject to change.
--------------------------------------------------------------------------------
Some of the fees of the Funds are currently being waived, resulting in higher total returns than would occur if the full fees were charged. Although the AMCORE U.S. Government Obligations Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will be able to do so. The Fund is neither insured nor guaranteed by the U.S. Government.

The AMCORE Vintage Mutual Funds are distributed by BISYS Fund Services.
Shares in the Funds involve investment risks, including possible loss of principal, so that an investor's shares when redeemed, may be worth more or less than their original cost. Fund shares are not deposits or obligations of, or guaranteed or endorsed by, AMCORE Financial Inc. or its affiliates, nor are they insured by the FDIC or any other agency.

This literature is authorized for distribution only when preceded or accompanied by a prospectus.

                               TABLE OF CONTENTS

                      Statements of Assets and Liabilities
                                    Page 12

                            Statements of Operations
                                    Page 14

                      Statements of Changes in Net Assets
                                    Page 16

                       Schedules of Portfolio Investments
                                    Page 19

                         Notes to Financial Statements
                                    Page 36

                              Financial Highlights
                                    Page 42

THE COVENTRY GROUP
AMCORE VINTAGE MUTUAL FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

                              U.S.
                           GOVERNMENT                    FIXED     INTERMEDIATE
                          OBLIGATIONS      EQUITY       INCOME       TAX-FREE
                              FUND          FUND         FUND          FUND
                          ------------  ------------  -----------  ------------
        ASSETS:
Investments, at value...  $109,137,646  $396,411,343  $97,575,479  $46,091,714
Repurchase agreements,
at cost.................    33,752,839           --           --           --
                          ------------  ------------  -----------  -----------
   Total Investments
    (amortized cost
    $142,890,485; cost
    $243,151,360;
    $97,008,334 and
    $44,987,078,
    respectively).......   142,890,485   398,411,343   97,575,479   46,091,714
Interest and dividends
receivable..............       180,649       381,567    1,576,450      631,549
Receivable from brokers
for investments sold....           --      1,170,001          --           --
Receivable for capital
shares issued...........           929        70,812          --           --
Prepaid expenses........         3,297        28,668        2,276        1,092
                          ------------  ------------  -----------  -----------
   Total Assets.........   143,075,360   400,062,391   99,154,205   46,724,355
                          ------------  ------------  -----------  -----------
      LIABILITIES:
Dividends payable.......       574,681           --           --           --
Payable to brokers for
investments purchased...           --      1,669,745          --           --
Payable to brokers for
 securities sold short
 (cost $0; $474,024; $0;
 and $0, respectively)..           --        518,000          --           --
Payable for capital
shares redeemed.........           512       124,542          --           --
Accrued expenses and
other payables:
  Investment advisory
   fees.................        48,530       242,565       48,560       23,063
  Administration fees...        24,265        64,683       16,186        7,688
  Administrative
  services fees.........           --         80,855       20,233        9,610
  Accounting fees.......         3,746        10,310        3,464        2,771
  Transfer agent fees...         2,992           --           739          821
  Legal fees............         2,185           895          824          712
  Audit fees............        14,534        15,799       12,192       10,470
  Custodian fees........         3,409           346        3,897        2,904
  Printing fees.........        20,586        37,898       11,783        5,667
  Other.................         4,592         2,251        1,005        1,867
                          ------------  ------------  -----------  -----------
   Total Liabilities....       700,032     2,767,889      118,883       65,573
                          ------------  ------------  -----------  -----------
      NET ASSETS:
Paid-in capital.........   142,442,763   204,805,770  101,232,558   45,547,211
Accumulated
 undistributed
 (distributions in
 excess of)
 net investment income..       (51,068)      (38,825)      88,024       26,935
Net unrealized
 appreciation
 (depreciation) on
 investments............           --    155,216,007      567,145    1,104,636
Accumulated
 undistributed net
 realized gains (losses)
 on investment
 transactions...........       (16,367)   37,311,550   (2,852,405)     (20,000)
                          ------------  ------------  -----------  -----------
  Net Assets............  $142,375,328  $397,294,502  $99,035,322  $46,658,782
                          ============  ============  ===========  ===========
Outstanding units of
 beneficial interest
 (shares)...............   142,442,884    18,807,548    9,947,594    4,428,438
                          ============  ============  ===========  ===========
Net asset value--
 offering and redemption
 price per share........  $       1.00  $      21.12  $      9.96  $     10.54
                          ============  ============  ===========  ===========

                       See notes to financial statements.

THE COVENTRY GROUP
AMCORE VINTAGE MUTUAL FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

                                                                   AGGRESSIVE
                                           BALANCED   FIXED TOTAL    GROWTH
                                             FUND     RETURN FUND     FUND
                                          ----------- -----------  -----------
                 ASSETS:
Investments, at value (cost $36,517,181;
 $40,662,156; and $60,956,487,
 respectively)........................... $44,947,563 $40,861,071  $81,340,775
Interest and dividends receivable........     247,475     479,794       66,991
Receivable from brokers for investments
sold.....................................      35,552         --       822,972
Receivable for capital shares issued.....       8,588       1,275       26,932
Prepaid expenses.........................       9,482       1,092       14,779
                                          ----------- -----------  -----------
    Total Assets.........................  45,248,660  41,343,232   82,272,449
                                          ----------- -----------  -----------
              LIABILITIES:
Payable to brokers for investments
purchased................................     390,700         --           --
Payable to brokers for securities sold
 short (cost $35,552; $0;
 and $50,365, respectively)..............      38,850         --        55,038
Payable for capital shares redeemed......      15,573         --         6,550
Accrued expenses and other payables:
  Investment advisory fees...............      27,121      25,238       62,411
  Administration fees....................       7,232       6,730       13,139
  Administrative services fees...........       9,041       8,413       16,424
  Accounting fees........................       1,603       1,338        2,136
  Transfer agent fees....................         --          251          --
  Legal fees.............................         808         191          390
  Audit fees.............................       2,301       1,116        2,102
  Custodian fees.........................       3,053       1,586        3,273
  Printing fees..........................       4,827       4,510        3,446
  Other..................................       1,989       1,882          373
                                          ----------- -----------  -----------
    Total Liabilities....................     503,098      51,255      165,282
                                          ----------- -----------  -----------
               NET ASSETS:
Paid-in capital..........................  35,995,705  41,676,574   60,112,087
Accumulated undistributed (distributions
 in excess of)
 net investment income...................       7,049      17,220     (254,461)
Net unrealized appreciation
 (depreciation) on investments...........   8,427,084     198,915   20,379,615
Accumulated undistributed net realized
 gains (losses)
 on investment transactions..............     315,724    (600,732)   1,869,926
                                          ----------- -----------  -----------
Net Assets............................... $44,745,562 $41,291,977  $82,107,167
                                          =========== ===========  ===========
Outstanding units of beneficial interest
 (shares)................................   3,187,703   4,160,940    5,146,641
                                          =========== ===========  ===========
Net asset value--offering and redemption
 price per share......................... $     14.04 $      9.92  $     15.95
                                          =========== ===========  ===========

                       See notes to financial statements.

THE COVENTRY GROUP
AMCORE VINTAGE MUTUAL FUNDS

                            STATEMENTS OF OPERATIONS
                  FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997
                                  (UNAUDITED)

                                  U.S.
                               GOVERNMENT                  FIXED     INTERMEDIATE
                               OBLIGATIONS    EQUITY       INCOME      TAX-FREE
                                  FUND         FUND         FUND         FUND
                               -----------  -----------  ----------  ------------
INVESTMENT INCOME:
Interest income..............  $4,220,877   $       --   $3,137,741   $1,138,380
Dividend income..............         --      2,563,137      87,221       13,283
                               ----------   -----------  ----------   ----------
  Total Income...............   4,220,877     2,563,137   3,224,962    1,151,663
                               ----------   -----------  ----------   ----------
EXPENSES:
Investment advisory fees.....     308,952     1,398,770     289,853      138,882
Administration fees..........     154,477       373,006      96,618       46,294
Administrative services fees.         --        466,257     120,772       57,868
Distribution and shareholder
service fees.................     193,097       466,256     120,772       57,868
Accounting fees..............      14,728        54,659       8,885        3,806
Custodian fees...............         --            --        4,208        3,843
Legal fees...................       2,961         6,954       1,681          686
Audit fees...................      15,083        14,746      12,510       10,543
Trustees' fees and expenses..       4,300         8,464       2,493        1,155
Transfer agent fees..........      32,728        35,219      14,431       12,988
Registration and filing fees.      13,471        18,118       7,824        7,590
Printing costs...............      15,730        35,101       8,930        3,702
Other........................       3,012         6,408       2,277        1,104
                               ----------   -----------  ----------   ----------
  Total Expenses.............     758,539     2,883,958     691,254      346,329
                               ----------   -----------  ----------   ----------
Less: Expenses voluntarily
reduced/waived...............    (193,097)     (466,256)   (120,772)     (57,868)
                               ----------   -----------  ----------   ----------
  Net Expenses...............     565,442     2,417,702     570,482      288,461
                               ----------   -----------  ----------   ----------
Net Investment Income........   3,655,435       145,435   2,654,480      863,202
                               ----------   -----------  ----------   ----------
REALIZED/UNREALIZED GAINS
 (LOSSES) FROM INVESTMENTS:
Net realized gains (losses)
 from investment
 transactions................         --     24,455,931    (117,426)     125,164
Net change in unrealized
 appreciation (depreciation)
 from investments............         --     62,009,383   2,620,476    1,283,279
                               ----------   -----------  ----------   ----------
Net realized and unrealized
gains from investments.......         --     86,465,314   2,503,050    1,408,443
                               ----------   -----------  ----------   ----------
Change in net assets
resulting from operations....  $3,655,435   $86,610,749  $5,157,530   $2,271,645
                               ==========   ===========  ==========   ==========

                       See notes to financial statements.

THE COVENTRY GROUP
AMCORE VINTAGE MUTUAL FUNDS

                            STATEMENTS OF OPERATIONS
                  FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997
                                  (UNAUDITED)

                                                         FIXED     AGGRESSIVE
                                           BALANCED   TOTAL RETURN   GROWTH
                                             FUND         FUND        FUND
                                          ----------  ------------ -----------
INVESTMENT INCOME:
Interest income.......................... $  183,183   $1,244,221  $     1,069
Dividend income..........................    356,951       49,882      262,679
                                          ----------   ----------  -----------
  Total Income...........................    540,134    1,294,103      263,748
                                          ----------   ----------  -----------
EXPENSES:
Investment advisory fees.................    145,843      149,764      307,422
Administration fees......................     38,892       39,937       64,720
Administrative services fees.............     48,614       49,921       80,900
Distribution and shareholder service
fees.....................................     48,615       49,924       80,900
Accounting fees..........................      8,204        7,512       11,092
Custodian fees...........................      3,920        1,624        4,782
Legal fees...............................      1,156          986          915
Audit fees...............................      1,086        1,578        2,219
Trustees' fees and expenses..............      1,200        1,052        1,384
Transfer agent fees......................      9,274       16,053       27,179
Registration and filing fees.............      4,471        3,481        6,221
Printing costs...........................      5,214        3,447        4,269
Other....................................      2,239        2,036        2,265
                                          ----------   ----------  -----------
  Total Expenses.........................    318,728      327,315      594,268
                                          ----------   ----------  -----------
Less: Expenses voluntarily
reduced/waived...........................    (48,615)     (49,924)     (80,900)
                                          ----------   ----------  -----------
  Net Expenses...........................    270,113      277,391      513,368
                                          ----------   ----------  -----------
Net Investment Income (Loss).............    270,021    1,016,712     (249,620)
                                          ----------   ----------  -----------
REALIZED/UNREALIZED GAINS (LOSSES)
 FROM INVESTMENTS:
Net realized gains (losses) from
investment transactions..................    151,815      (24,924)     948,146
Net change in unrealized appreciation
 (depreciation)
 from investments........................  6,512,931      986,772   17,542,832
                                          ----------   ----------  -----------
Net realized and unrealized gains
(losses) from investments................  6,664,746      961,848   18,490,978
                                          ----------   ----------  -----------
Change in net assets resulting from
operations............................... $6,934,767   $1,978,560  $18,241,358
                                          ==========   ==========  ===========

                       See notes to financial statements.

THE COVENTRY GROUP
AMCORE VINTAGE MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                         U.S. GOVERNMENT OBLIGATIONS FUND           EQUITY FUND
                         ----------------------------------  ---------------------------
                            SIX MONTHS           YEAR         SIX MONTHS        YEAR
                              ENDED             ENDED            ENDED         ENDED
                          SEPTEMBER 30,       MARCH 31,      SEPTEMBER 30,   MARCH 31,
                               1997              1997            1997           1997
                         ----------------------------------  -------------  ------------
                           (UNAUDITED)                        (UNAUDITED)
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income.. $      3,655,435  $      6,824,309  $    145,435   $    781,655
 Net realized gains from
  investment
  transactions..........              --                --     24,455,931     17,515,873
 Net change in
  unrealized
  appreciation
  (depreciation) from
  investments...........              --                --     62,009,383     39,007,591
                         ----------------  ----------------  ------------   ------------
Change in net assets
 resulting from
 operations.............        3,655,435         6,824,309    86,610,749     57,305,119
                         ----------------  ----------------  ------------   ------------
DISTRIBUTIONS TO
SHAREHOLDERS:
 From net investment
  income................       (3,607,147)       (6,824,309)     (219,733)      (770,677)
 From net realized
  gains.................              --            (98,019)          --      (7,793,542)
                         ----------------  ----------------  ------------   ------------
Change in net assets
 from shareholder
 distributions..........       (3,607,147)       (6,922,328)     (219,733)    (8,564,219)
                         ----------------  ----------------  ------------   ------------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued................      255,584,577       432,771,449    47,481,475    112,226,792
 Dividends reinvested...          796,227         1,185,207       128,821      5,670,815
 Cost of shares
  redeemed..............     (272,751,969)     (428,996,222)  (46,375,828)   (67,919,225)
                         ----------------  ----------------  ------------   ------------
Change in net assets
from capital
transactions............      (16,371,165)        4,960,434     1,234,468     49,978,382
                         ----------------  ----------------  ------------   ------------
Change in net assets....      (16,322,877)        4,862,415    87,625,484     98,719,282
NET ASSETS:
 Beginning of period....      158,698,205       153,835,790   309,669,018    210,949,736
                         ----------------  ----------------  ------------   ------------
 End of period.......... $    142,375,328  $    158,698,205  $397,294,502   $309,669,018
                         ================  ================  ============   ============
SHARE TRANSACTIONS:
 Issued.................      255,584,577       432,771,570     2,480,948      6,780,632
 Reinvested.............          796,227         1,185,207         6,427        345,069
 Redeemed...............     (272,751,969)     (428,996,222)   (2,359,271)    (3,010,465)
                         ----------------  ----------------  ------------   ------------
Change in shares........      (16,371,165)        4,960,555       128,104      4,115,236
                         ================  ================  ============   ============

                       See notes to financial statements.

THE COVENTRY GROUP
AMCORE VINTAGE MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                          INTERMEDIATE TAX-
                             FIXED INCOME FUND                FREE FUND
                         ---------------------------  -------------------------
                          SIX MONTHS        YEAR       SIX MONTHS      YEAR
                             ENDED         ENDED          ENDED        ENDED
                         SEPTEMBER 30,   MARCH 31,    SEPTEMBER 30,  MARCH 31,
                             1997           1997          1997         1997
                         -------------  ------------  ------------- -----------
                          (UNAUDITED)                  (UNAUDITED)
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income.. $  2,654,480   $  4,858,498   $   863,202  $ 1,591,494
 Net realized gains
  (losses) from
  investment
  transactions..........     (117,426)      (708,174)      125,164       (3,897)
 Net change in
  unrealized
  appreciation
  (depreciation) from
  investments...........    2,620,476     (1,520,708)    1,283,279     (249,407)
                         ------------   ------------   -----------  -----------
Change in net assets
resulting from
operations..............    5,157,530      2,629,616     2,271,645    1,338,190
                         ------------   ------------   -----------  -----------
DISTRIBUTIONS TO
SHAREHOLDERS:
 From net investment
  income................   (2,652,077)    (4,793,251)     (862,845)  (1,588,011)
                         ------------   ------------   -----------  -----------
Change in net assets
 from shareholder
 distributions..........   (2,652,077)    (4,793,251)     (862,845)  (1,588,011)
                         ------------   ------------   -----------  -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued................   15,414,368     24,458,873     6,531,095   11,376,829
 Dividends reinvested...      349,597        587,764       134,673      265,066
 Cost of shares
  redeemed..............  (11,265,297)   (15,603,369)   (6,579,693)  (8,664,123)
                         ------------   ------------   -----------  -----------
Change in net assets
from capital
transactions............    4,498,668      9,443,268        86,075    2,977,772
                         ------------   ------------   -----------  -----------
Change in net assets....    7,004,121      7,279,633     1,494,875    2,727,951
NET ASSETS:
 Beginning of period....   92,031,201     84,751,568    45,163,907   42,435,956
                         ------------   ------------   -----------  -----------
 End of period.......... $ 99,035,322   $ 92,031,201   $46,658,782  $45,163,907
                         ============   ============   ===========  ===========
SHARE TRANSACTIONS:
 Issued.................    1,564,135      2,480,499       630,444    1,106,061
 Reinvested.............       35,541         59,833        12,944       25,768
 Redeemed...............   (1,141,403)    (1,586,621)     (634,434)    (845,708)
                         ------------   ------------   -----------  -----------
Change in shares........      458,273        953,711         8,954      286,121
                         ============   ============   ===========  ===========

                       See notes to financial statements.

THE COVENTRY GROUP
AMCORE VINTAGE MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                              FIXED                    AGGRESSIVE
                               BALANCED FUND            TOTAL RETURN FUND              GROWTH FUND
                         -------------------------  --------------------------  -------------------------
                          SIX MONTHS      YEAR       SIX MONTHS       YEAR       SIX MONTHS      YEAR
                             ENDED        ENDED         ENDED        ENDED          ENDED        ENDED
                         SEPTEMBER 30,  MARCH 31,   SEPTEMBER 30,  MARCH 31,    SEPTEMBER 30,  MARCH 31,
                             1997         1997          1997          1997          1997         1997
                         ------------- -----------  ------------- ------------  ------------- -----------
                          (UNAUDITED)                (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT
 ACTIVITIES:
OPERATIONS:
 Net investment income
  (loss)................  $   270,021  $   292,146   $ 1,016,712  $  2,119,127   $  (249,620) $  (241,505)
 Net realized gains
  (losses) from
  investment
  transactions..........      151,815      229,926       (24,924)     (539,307)      948,146    1,189,580
 Net change in
  unrealized
  appreciation
  (depreciation) from
  investments...........    6,512,931      643,518       986,772      (348,677)   17,542,832    1,285,550
                          -----------  -----------   -----------  ------------   -----------  -----------
Change in net assets
 resulting from
 operations.............    6,934,767    1,165,590     1,978,560     1,231,143    18,241,358    2,233,625
                          -----------  -----------   -----------  ------------   -----------  -----------
DISTRIBUTIONS TO
 SHAREHOLDERS:
 From net investment
  income................     (257,056)    (293,564)   (1,031,110)   (2,124,369)          --           --
 In excess of net
  investment income.....          --           --            --            --            --        (4,877)
 From net realized
  gains.................          --      (596,340)          --            --            --           --
                          -----------  -----------   -----------  ------------   -----------  -----------
Change in net assets
 from shareholder
 distributions..........     (257,056)    (889,904)   (1,031,110)   (2,124,369)          --        (4,877)
                          -----------  -----------   -----------  ------------   -----------  -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued................    8,291,883   20,975,187     4,595,171    13,219,052    24,195,333   28,518,330
 Dividends reinvested...      252,940      876,475       953,160     2,000,529           --         2,073
 Cost of shares
  redeemed..............   (2,489,087)  (3,631,246)   (4,038,613)  (16,669,940)   (9,742,892)  (4,654,513)
                          -----------  -----------   -----------  ------------   -----------  -----------
Change in net assets
 from capital
 transactions...........    6,055,736   18,220,416     1,509,718    (1,450,359)   14,452,441   23,865,890
                          -----------  -----------   -----------  ------------   -----------  -----------
Change in net assets....   12,733,447   18,496,102     2,457,168    (2,343,585)   32,693,799   26,094,638
NET ASSETS:
 Beginning of period....   32,012,115   13,516,013    38,834,809    41,178,394    49,413,368   23,318,730
                          -----------  -----------   -----------  ------------   -----------  -----------
 End of period..........  $44,745,562  $32,012,115   $41,291,977  $ 38,834,809   $82,107,167  $49,413,368
                          ===========  ===========   ===========  ============   ===========  ===========
SHARE TRANSACTIONS:
 Issued.................      627,484    1,746,733       465,077     1,340,011     1,672,615    2,397,474
 Reinvested.............       18,696       73,663        96,673       204,763           --           169
 Redeemed...............     (189,417)    (308,789)     (410,381)   (1,697,121)     (679,217)    (388,428)
                          -----------  -----------   -----------  ------------   -----------  -----------
Change in shares........      456,763    1,511,607       151,369      (152,347)      993,398    2,009,215
                          ===========  ===========   ===========  ============   ===========  ===========

                       See notes to financial statements.

THE COVENTRY GROUP
AMCORE VINTAGE U.S. GOVERNMENT OBLIGATIONS FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

  SHARES OR
  PRINCIPAL                        SECURITY                          AMORTIZED
   AMOUNT                         DESCRIPTION                           COST
 ----------- ----------------------------------------------------   ------------
 U.S. GOVERNMENT AGENCY (76.7%):
 Federal Farm Credit Bank:
 $10,000,000 5.50%**, 11/19/97...................................   $  9,926,908
 Federal Home Loan Bank:
  10,000,000 5.49%**, 10/17/97...................................      9,976,267
  10,000,000 5.49%**, 10/27/97...................................      9,961,433
  10,000,000 5.58%**, 12/24/97...................................      9,874,000
 Federal National Mortgage Assoc.:
  10,000,000 5.36%**, 11/7/97....................................      9,944,911
  10,000,000 5.58%**, 11/10/97...................................      9,940,000
  10,000,000 5.50%**, 11/26/97...................................      9,917,245
  10,000,000 5.54%**, 12/9/97....................................      9,896,692
  10,000,000 5.56%**, 12/30/97...................................      9,865,750
  10,000,000 5.57%**, 1/16/98....................................      9,839,500
   5,000,000 5.71%**, 6/23/98....................................      4,998,547
   5,000,000 5.75%**, 6/30/98....................................      4,996,393
                                                                    ------------
   Total U.S. Government Agency                                      109,137,646
                                                                    ------------

  SHARES OR
  PRINCIPAL                       SECURITY                         AMORTIZED
   AMOUNT                        DESCRIPTION                          COST
 ----------- --------------------------------------------------   ------------
 REPURCHASE AGREEMENTS (23.7%):
 $18,752,839 Bear Stearns, 5.90%*, 10/1/97 (Purchased on
              9/30/97, proceeds at maturity $18,755,912;
              Collateralized by $37,058,000 various U.S.
              Government securities, 0.00--6.37%,
              2/15/99--8/15/24, market value $19,645,435)......   $ 18,752,839
  15,000,000 Merrill Lynch, 5.85%*, 10/1/97 (Purchased on
              8/22/97, proceeds at maturity $15,011,354;
              Collateralized by $10,989,000 U.S. Treasury
              Bonds, 11.63--12.00%, 11/15/04--5/15/05, market
              value $15,327,325)...............................     15,000,000
                                                                  ------------
   Total Repurchase Agreements                                      33,752,839
                                                                  ------------
   Total (Cost--$142,890,485) (a)                                 $142,890,485
                                                                  ============

------
Percentages indicated are based on net assets of $142,375,328.
(a)Amortized cost also represents cost for federal income tax purposes. *Variable rate security. Interest rate is as of September 30, 1997. Maturity date reflects the next rate change date.
**Effective yield at date of purchase.

                       See notes to financial statements.

THE COVENTRY GROUP
AMCORE VINTAGE EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                        SECURITY                             MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   ------------
 COMMON STOCKS (99.6%):
 Aerospace/Defense (2.1%):
    30,000 Boeing Co.............................................   $  1,633,125
   120,000 Sundstrand Corp.......................................      6,915,000
                                                                    ------------
                                                                       8,548,125
                                                                    ------------
 Banking (6.9%):
   100,000 BankAmerica Corp......................................      7,331,250
    30,000 Bankers Trust New York Corp...........................      3,675,000
   120,000 First Union Corp......................................      6,007,500
    90,000 NationsBank Corp......................................      5,568,750
    80,000 Norwest Corp..........................................      4,900,000
                                                                    ------------
                                                                      27,482,500
                                                                    ------------
 Beverages--Soft Drinks (2.5%):
    55,000 Coca-Cola Co..........................................      3,351,563
   160,000 PepsiCo, Inc..........................................      6,490,000
                                                                    ------------
                                                                       9,841,563
                                                                    ------------
 Chemicals (4.2%):
   130,000 Avery Dennison Corp...................................      5,200,000
    80,000 Imperial Chemical.....................................      5,290,000
   160,000 Monsanto Co...........................................      6,240,000
                                                                    ------------
                                                                      16,730,000
                                                                    ------------
 Computer Hardware (4.3%):
    80,000 3Com Corp.............................................      4,100,000
    80,000 Cisco Systems, Inc. (b)...............................      5,845,000
   100,000 Compaq Computer Corp. (b).............................      7,475,000
                                                                    ------------
                                                                      17,420,000
                                                                    ------------
 Computer--Software & Peripherals (1.9%):
    25,000 Microsoft (b).........................................      3,307,812
   100,000 Parametric Technology Corp............................      4,412,500
                                                                    ------------
                                                                       7,720,312
                                                                    ------------
 Consumer Goods & Services (4.3%):
    75,000 Colgate Palmolive Co..................................      5,226,563
    72,000 Gillette Co...........................................      6,214,500
    80,000 Procter & Gamble Co...................................      5,525,000
                                                                    ------------
                                                                      16,966,063
                                                                    ------------
 Defense (1.4%):
    92,000 Raytheon Co...........................................      5,439,500
                                                                    ------------

 SHARES OR
 PRINCIPAL                        SECURITY                             MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   ------------
 COMMON STOCKS, CONTINUED:
 Diversified Operations (5.1%):
   150,000 AlliedSignal, Inc.....................................   $  6,375,000
   140,000 Corning, Inc..........................................      6,615,000
   110,000 Textron, Inc..........................................      7,150,000
                                                                    ------------
                                                                      20,140,000
                                                                    ------------
 Electrical & Electronic (4.4%):
   130,000 Emerson Electric Co...................................      7,491,250
   144,800 General Electric Co...................................      9,855,450
                                                                    ------------
                                                                      17,346,700
                                                                    ------------
 Electronic Equipment & Components (2.3%):
    90,000 AMP, Inc..............................................      4,820,625
    70,000 Avnet, Inc............................................      4,449,375
                                                                    ------------
                                                                       9,270,000
                                                                    ------------
 Entertainment (1.7%):
    86,000 Walt Disney Co........................................      6,933,750
                                                                    ------------
 Financial Services (6.1%):
    60,000 American Express Co...................................      4,912,500
   120,000 Fannie Mae............................................      5,640,000
   160,000 Federal Home Loan Mortgage Corp.......................      5,640,000
   170,000 Green Tree Financial Corp.............................      7,990,000
                                                                    ------------
                                                                      24,182,500
                                                                    ------------
 Food Processing (1.3%):
    80,000 ConAgra, Inc..........................................      5,280,000
                                                                    ------------
 Health Care (2.7%):
   120,000 Baxter International, Inc.............................      6,270,000
   200,000 MedPartners, Inc. (b).................................      4,287,500
                                                                    ------------
                                                                      10,557,500
                                                                    ------------
 Home Furnishing (1.3%):
   130,000 Newell Co.............................................      5,200,000
                                                                    ------------
 Industrial Goods & Services (1.5%):
    75,000 United Technologies Corp..............................      6,075,000
                                                                    ------------
 Insurance (4.2%):
    70,000 Allstate Corp.........................................      5,626,250
    54,000 American International Group, Inc.....................      5,572,125
   140,000 SunAmerica, Inc.......................................      5,486,250
                                                                    ------------
                                                                      16,684,625
                                                                    ------------

                                   Continued

THE COVENTRY GROUP
AMCORE VINTAGE EQUITY FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                        SECURITY                             MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   ------------
 COMMON STOCKS, CONTINUED:
 Manufacturing--Capital Goods (1.2%):
   100,000 Diebold, Inc..........................................   $  4,737,500
                                                                    ------------
 Medical Equipment & Supplies (4.1%):
   100,000 Boston Scientific Corp. (b)...........................      5,518,750
   144,000 Medtronic, Inc........................................      6,768,000
   110,000 St. Jude Medical, Inc. (b)............................      3,856,875
                                                                    ------------
                                                                      16,143,625
                                                                    ------------
 Newspaper & Publishing (2.2%):
    40,000 Gannett, Inc..........................................      4,317,500
    80,000 Tribune Co. ..........................................      4,265,000
                                                                    ------------
                                                                       8,582,500
                                                                    ------------
 Office Equipment & Services (1.1%):
    60,000 Hewlett-Packard Co....................................      4,173,750
                                                                    ------------
 Oil & Gas Exploration, Production & Services (4.7%):
    40,000 Amoco Corp............................................      3,855,000
    80,000 Enron Oil & Gas.......................................      1,780,000
   150,000 Global Marine, Inc. (b)...............................      4,987,500
    38,000 Mobil Corp............................................      2,812,000
    60,000 Schlumberger Ltd......................................      5,051,250
                                                                    ------------
                                                                      18,485,750
                                                                    ------------
 Paper Products (1.2%):
   100,000 Fort James Corp.......................................      4,581,250
                                                                    ------------
 Pharmaceuticals (12.1%):
   120,000 Agouron Pharmaceuticals, Inc. (b).....................      5,775,000
   110,000 American Home Products Corp...........................      8,030,000
    60,000 Bristol-Myers Squibb Co...............................      4,965,000
    60,000 Lilly (Eli) & Co. ....................................      7,226,250

 SHARES OR
 PRINCIPAL                        SECURITY                             MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   ------------
 COMMON STOCKS, CONTINUED:
 Pharmaceuticals, continued:
   150,000 Mylan Laboratories....................................   $  3,365,625
   140,000 Pfizer, Inc...........................................      8,408,750
    75,000 Warner Lambert Co. ...................................     10,120,312
                                                                    ------------
                                                                      47,890,937
                                                                    ------------
 Photographic Products (1.6%):
   100,000 Eastman Kodak Co. ....................................      6,493,750
                                                                    ------------
 Retail--General Merchandise (3.7%):
    60,000 Dayton Hudson Corp. ..................................      3,596,250
   100,000 May Department Stores Co. ............................      5,450,000
   100,000 Sears Roebuck & Co. ..................................      5,693,750
                                                                    ------------
                                                                      14,740,000
                                                                    ------------
 Retail--Specialty Stores (2.9%):
   120,000 Home Depot, Inc.......................................      6,255,000
   200,000 Walgreen Co. .........................................      5,125,000
                                                                    ------------
                                                                      11,380,000
                                                                    ------------
 Semiconductors (2.0%):
    88,000 Intel Corp. ..........................................      8,123,500
                                                                    ------------
 Telecommunication (2.8%):
   130,000 GTE Corp. ............................................      5,898,750
   150,000 WorldCom, Inc. (b)....................................      5,306,250
                                                                    ------------
                                                                      11,205,000
                                                                    ------------
 Telecommunications--Services & Equipment (1.8%):
    90,000 Lucent Technologies...................................      7,323,750
                                                                    ------------
   Total Common Stocks                                               395,679,450
                                                                    ------------

                                   Continued

THE COVENTRY GROUP
AMCORE VINTAGE EQUITY FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                        SECURITY                             MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   ------------
 INVESTMENT COMPANIES (0.7%):
 2,731,893 AMCORE Vintage U.S. Government Obligation Fund........   $  2,731,893
                                                                    ------------
   Total Investment Companies                                          2,731,893
                                                                    ------------
   Total (Cost--$243,151,360) (a)                                   $398,411,343
                                                                    ============

------
Percentages indicated are based on net assets of $397,294,502.
(a) Represents cost for federal tax purposes and differs from market value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.  $158,236,542
   Unrealized depreciation.    (2,976,559)
                             ------------
   Net unrealized
   appreciation............  $155,259,983
                             ============

(b) Represents non-income producing securities.

  SECURITIES SOLD SHORT:

                                      MARKET
    SHARES SECURITY DESCRIPTION        VALUE
   --------  ----------------        ---------
   (16,000)  Tricon Global
              Restaurants....        $(518,000)
                                     =========
             Unrealized
              depreciation...        $ (43,976)
                                     =========

                       See notes to financial statements.

THE COVENTRY GROUP
AMCORE VINTAGE FIXED INCOME FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
   AMOUNT                         DESCRIPTION                           VALUE
 ---------- ------------------------------------------------------   -----------
 COLLATERAL MORTGAGE OBLIGATION (16.5%):
 Farmer Mac:
 $2,495,000 7.59%, 1/25/02........................................   $ 2,587,783
 Federal Home Loan Mortgage Corp.:
  2,067,715 6.50%, 10/15/21.......................................     2,060,354
 Federal National Conventional Loan:
  1,799,282 7.50%, 7/1/16.........................................     1,841,943
 Federal National Mortgage Assoc.:
  2,053,639 7.00%, 8/25/06........................................     2,066,474
    823,404 6.60%, 4/25/17........................................       825,199
 Freddie Mac:
  2,000,000 7.00%, 4/15/09........................................     2,012,920
 Prudential Home Mortgage Securities:
  2,914,782 7.15%, 3/25/24........................................     2,909,302
 Ryland Mortgage Securities Corp.:
  2,004,831 7.50%, 8/25/24........................................     2,031,134
                                                                     -----------
   Total Collateral Mortgage Obligation                               16,335,109
                                                                     -----------
 CORPORATE BONDS (31.0%):
 Asset-Backed (10.0%):
  2,000,000 Bear Asset Trust Securities, 6.69%, 6/15/03...........     2,005,625
  2,000,000 Green Tree Financial Corp., 7.30%, 1/15/28............     2,027,500
  2,000,000 IMC Home Equity Loan, 7.11%, 8/25/14..................     2,030,680
  1,827,901 NationsCredit Grantor Trust, 6.75%, 8/15/13...........     1,847,894
  2,000,000 Olympic Auto, 6.25%, 11/15/04.........................     2,003,740
                                                                     -----------
                                                                       9,915,439
                                                                     -----------
 Banking (2.5%):
  1,000,000 First Union Corp., 7.05%, 8/1/05......................     1,018,170
  1,000,000 NationsBank Corp., 6.63%, 1/15/98.....................     1,002,750
    500,000 Northern Trust Co., 6.50%, 5/1/03.....................       498,105
                                                                     -----------
                                                                       2,519,025
                                                                     -----------
 Financial Services (8.7%):
  1,000,000 Associates Corp., 7.50%, 4/15/02......................     1,042,180
  1,000,000 Commercial Credit Corp., 6.88%, 5/1/02................     1,016,860
    500,000 Ford Motor Credit Corp., 7.50%, 1/27/03...............       522,115
  3,000,000 ITT Hartford, 7.30%, 11/1/15..........................     3,000,750

 SHARES OR
 PRINCIPAL          SECURITY             MARKET
   AMOUNT          DESCRIPTION            VALUE
 ---------- ------------------------   -----------
 CORPORATE BONDS, CONTINUED
 Financial Services, continued
 $1,000,000 Norwest Financial, Inc.,
             7.50%, 4/15/05.........   $ 1,051,790
  1,000,000 Smith Barney, 6.88%,
             6/15/05................     1,006,360
  1,000,000 Travelers/Aetna, 6.75%,
             4/15/01................     1,013,130
                                       -----------
                                         8,653,185
                                       -----------
 Home Furnishing (1.0%):
  1,000,000 Newell Co., 6.40%,
             6/10/02................       990,680
                                       -----------
 Industrial Goods & Services (1.3%):
  1,000,000 Du Pont (E. I.) de
             Nemours & Co., 6.42%,
             11/20/97...............     1,000,840
    250,000 Du Pont (E. I.) de
             Nemours & Co., 8.65%,
             12/1/97................       251,147
                                       -----------
                                         1,251,987
                                       -----------
 Restaurants (0.2%):
    211,667 Secured Restaurant
             Trust, 10.25%,
             11/15/00...............       228,920
                                       -----------
 Retail Stores (3.7%):
  3,000,000 Penney J.C. & Co.,
             7.38%, 8/15/08.........     3,134,610
    500,000 Sears Roebuck & Co.,
             8.02%, 12/28/98........       512,590
                                       -----------
                                         3,647,200
                                       -----------
 Telecommunications (2.3%):
    250,000 AT&T Corp., 8.20%,
             2/15/05, callable
             2/15/00 @ 100..........       260,077
  1,000,000 GTE Florida, Inc.,
             6.25%, 11/15/05........       977,250
  1,000,000 United Telephone Co. of
             Florida, 7.25%,
             12/15/04...............     1,038,820
                                       -----------
                                         2,276,147
                                       -----------
 Utilities--Electric (1.3%):
    250,000 Central Power & Light
             Co., 6.63%, 1/1/98.....       250,153
  1,000,000 Florida Power & Light,
             6.88%, 4/1/04, callable
             @ 102..................     1,009,900
                                       -----------
                                         1,260,053
                                       -----------
   Total Corporate Bonds                30,742,636
                                       -----------

                                   Continued

THE COVENTRY GROUP
AMCORE VINTAGE FIXED INCOME FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                           MARKET
   AMOUNT                        DESCRIPTION                           VALUE
 ---------- -----------------------------------------------------   -----------
 MUNICIPAL BONDS (2.1%):
 Michigan (1.0%):
 $1,000,000 Detroit Michigan Building Authority, 6.60%, 7/1/03...   $ 1,011,140
                                                                    -----------
 Wisconsin (1.1%):
  1,000,000 Wisconsin Housing, 7.98%, 3/1/21, callable 3/1/07 @
             102.................................................     1,037,230
                                                                    -----------
   Total Municipal Bonds                                              2,048,370
                                                                    -----------
 U.S. GOVERNMENT AGENCIES (13.0%):
 Federal Home Loan Banks:
  2,000,000 5.44%*, 10/1/97......................................     2,000,000
 Federal Home Loan Mortgage Corp.:
  1,250,000 7.05%, 3/24/04, callable 3/24/97
             @ 100...............................................     1,245,700
 Federal National Mortgage Assoc.:
  2,000,000 6.83%, 4/2/03, callable 4/2/99 @ 100.................     2,005,500
  2,500,000 7.41%, 8/17/05, callable 8/17/98
             @ 100...............................................     2,508,600
  1,000,000 8.00%, 6/21/06, callable 6/21/99
             @ 100...............................................     1,023,590
  2,000,000 7.33%, 6/19/07, callable 6/19/00
             @ 100...............................................     2,019,380
  2,000,000 7.50%, 11/15/06, callable 11/15/99
             @ 100...............................................     2,024,060
                                                                    -----------
   Total U.S. Government Agencies                                    12,826,830
                                                                    -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
   AMOUNT                         DESCRIPTION                           VALUE
 ---------- ------------------------------------------------------   -----------
 U.S. TREASURY NOTES (33.1%):
 $1,500,000 7.88%, 1/15/98........................................   $ 1,510,785
  1,000,000 7.13%, 10/15/98.......................................     1,014,530
  1,000,000 6.25%, 3/31/99........................................     1,007,030
  3,000,000 6.75%, 6/30/99........................................     3,046,860
  1,000,000 6.88%, 8/31/99........................................     1,018,910
  3,500,000 6.38%, 1/15/00........................................     3,539,375
  1,500,000 6.25%, 5/31/00........................................     1,513,590
  2,000,000 6.13%, 9/30/00........................................     2,011,880
  1,000,000 6.63%, 4/30/02........................................     1,023,910
  4,000,000 6.25%, 2/15/03........................................     4,038,120
  3,000,000 6.50%, 5/15/05........................................     3,063,750
  5,000,000 5.88%, 11/15/05.......................................     4,907,800
  5,000,000 6.50%, 10/15/06.......................................     5,107,050
                                                                     -----------
   Total U.S. Treasury Notes                                          32,803,590
                                                                     -----------
 INVESTMENT COMPANIES (2.8%):
  2,818,944 AMCORE Vintage U.S. Government Obligation Fund........     2,818,944
                                                                     -----------
   Total Investment Companies                                          2,818,944
                                                                     -----------
   Total (Cost--$97,008,334) (a)                                     $97,575,479
                                                                     ===========

------
Percentages indicated are based on net assets of $99,035,322.
(a) Represents cost for federal tax purposes and differs from market value by net unrealized depreciation of securities as follows:

   Unrealized appreciation.... $1,082,704
   Unrealized depreciation....   (515,559)
                               ----------
   Net unrealized
   appreciation............... $  567,145
                               ==========

* Effective yield at date of purchase.

                       See notes to financial statements.

THE COVENTRY GROUP
AMCORE VINTAGE INTERMEDIATE TAX-FREE FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                           MARKET
   AMOUNT                        DESCRIPTION                           VALUE
 ---------- -----------------------------------------------------   -----------
 MUNICIPAL BONDS (93.2%):
 Alaska (2.2%):
 $1,000,000 Alaska Student Loan Corp. Revenue Bonds, 5.63%,
             7/1/07, callable 7/1/05 @ 100.......................   $ 1,033,830
                                                                    -----------
 Connecticut (2.1%):
  1,000,000 Connecticut State Municipal Electric Energy Co-Op.,
             5.00%, 1/1/11.......................................       996,090
                                                                    -----------
 Delaware (1.1%):
    500,000 Sussex County, GO, 4.90%, 10/15/01, callable 4/15/00
             @ 101...............................................       512,315
                                                                    -----------
 Florida (4.4%):
    500,000 Florida School Boards Assoc., Lease Revenue, 6.75%,
             7/1/04, callable 7/1/00 @ 100.......................       534,520
    500,000 Jacksonville, Electric Authority Revenue, Refunding,
             Saint Johns River, Issue 2, Series 8, 5.13%,
             10/1/07, callable 10/1/02 @ 101 & 10/1/03 @ 103.....       512,840
    500,000 Martin County, Florida, GO, 4.25%, 2/1/01............       501,055
    500,000 State of Florida Board of Education, GO, 5.13%,
             6/1/05..............................................       521,365
                                                                    -----------
                                                                      2,069,780
                                                                    -----------
 Georgia (3.4%):
  1,000,000 Atlanta, GO, 5.00%, 12/1/07, callable 12/1/06 @ 100..     1,030,340
    500,000 Atlanta Revenue Bonds, 5.75%, 1/1/08.................       531,310
                                                                    -----------
                                                                      1,561,650
                                                                    -----------
 Idaho (1.1%):
    500,000 Meridian Joint School District #2, Idaho, GO, 5.00%,
             7/30/03.............................................       518,905
                                                                    -----------
 Illinois (15.7%):
    200,000 Cherry Valley GO, 6.60%, 1/1/01......................       213,870
    500,000 Chicago Illinois Metropolitan Water Capital
             Improvement, GO, 5.00%, 12/1/02.....................       515,105
    500,000 Chicago Illinois Metropolitan Water Capital
             Improvement, GO, 5.25%, 12/1/04.....................       522,110
    500,000 Chicago O'Hare International Airport, 6.38%, 1/1/04,
             callable 1/1/02 @ 102 and 1/1/03 @ 101..............       540,510
    465,000 Illinois Housing Development Authority, Single Family
             Mortgage Revenue, 6.50%, 2/1/09.....................       499,257
  1,000,000 Illinois State Sales Tax Revenue, Series S, 5.00%,
             6/15/09.............................................     1,016,790
    300,000 Illinois Student Assistance Commission, Student Loan
             Revenue, Series M, GSL, 6.30%, 3/1/03...............       314,532
    500,000 Kane County Motor Fuel Transport Tax Revenue, 5.40%,
             3/1/06, callable 3/1/01 @ 102.50....................       522,555
    500,000 Kane County Public Building C, Elgin Community
             College 509-B, 5.75%, 12/1/10.......................       519,025
  1,000,000 Kendall & Kane Counties CSD #115 Yorkville, 5.65%,
             1/1/08, callable 1/1/07 @100........................     1,060,370
    300,000 Metropolitan Pier & Exposition Authority, State Tax
             Revenue, 5.20%, 6/15/99.............................       305,472
    400,000 Sangamon County, Certificate of Participation, 6.40%,
             12/1/00.............................................       424,004
    100,000 Sterling Hospital Revenue, CGH Medical Center
             Project, 5.65%, 5/1/99..............................       101,665
    250,000 Winnebago County, School District 122, GO, 5.75%,
             6/1/01..............................................       263,123
    500,000 Winnebago & Boone Counties, Rockford School District
             Number 205, School Bonds, Series 1992 C,
             5.25%, 2/1/01.......................................       515,840
                                                                    -----------
                                                                      7,334,228
                                                                    -----------

                                   Continued

THE COVENTRY GROUP
AMCORE VINTAGE INTERMEDIATE TAX-FREE FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                           MARKET
   AMOUNT                        DESCRIPTION                           VALUE
 ---------- -----------------------------------------------------   -----------
 MUNICIPAL BONDS, CONTINUED
 Indiana (12.6%):
 $1,000,000 Carmel, Redevelopment Authority, County Option,
             5.25%, 7/1/12, callable 7/1/06 @ 101................   $   999,910
  1,000,000 Evansville, Building Authority, 5.30%, 8/1/08........     1,039,220
    500,000 Indiana Bond Bank (Elkhart Water/Sewer Refunding
             Bonds), 5.55%, 11/1/10, callable 11/1/04 @ 102......       518,900
  1,000,000 Indianapolis, Indiana Airport Authority Revenue,
             5.75%, 7/1/05.......................................     1,069,490
  1,000,000 Indianapolis Public Transportation, 6.00%, 7/1/10,
             callable 7/1/03 @ 102...............................     1,059,570
  1,000,000 Kokomo-Center, School Building Corp., 6.75%, 7/15/04.     1,125,970
                                                                    -----------
                                                                      5,813,060
                                                                    -----------
 Iowa (2.8%):
    500,000 Iowa State Certificate of Participation, 6.50%,
             7/1/06, callable 7/1/02 @ 102 & 7/1/04 @ 100........       550,185
    500,000 Iowa Student Loan, 5.75%, 12/1/06....................       520,185
    250,000 Iowa Student Loan Liquidity Corp., Series A, 5.35%,
             12/1/02.............................................       256,672
                                                                    -----------
                                                                      1,327,042
                                                                    -----------
 Massachusetts (2.2%):
    500,000 Massachusetts Bay Transportation Authority, 5.30%,
             3/1/08, callable 3/1/06 @ 101.......................       519,455
    500,000 Massachusetts Education Loan Authority, 5.60%,
             7/1/06, callable 7/1/05 @ 102.......................       522,095
                                                                    -----------
                                                                      1,041,550
                                                                    -----------
 Minnesota (2.2%):
  1,000,000 Minneapolis Refunding, Series A, 5.10%, 12/1/08,
             callable 12/1/05 @ 100..............................     1,030,230
                                                                    -----------
 Nevada (2.2%):
    500,000 Clark County, Sanitation District, 5.60%, 7/1/07,
             callable 7/1/03 @ 101...............................       525,210
    500,000 State of Nevada, 4.40%, 11/1/01......................       503,330
                                                                    -----------
                                                                      1,028,540
                                                                    -----------
 New Jersey (1.1%):
    500,000 New Jersey Wastewater Treatment Trust, Series A,
             4.80%, 9/1/06.......................................       512,750
                                                                    -----------
 New Mexico (2.2%):
    500,000 Albuquerque School Disrict #12, 5.30%, 8/1/08,
             callable 8/1/03 @ 100...............................       513,585
    500,000 New Mexico Educational Assistance, 5.75%, 8/1/07.....       522,495
                                                                    -----------
                                                                      1,036,080
                                                                    -----------
 Ohio (0.4%):
    190,000 Student Loan Funding Corp., Series C, 5.50%, 12/1/01.       194,167
                                                                    -----------
 Rhode Island (1.6%):
    500,000 Rhode Island State, 4.90%, 6/15/04...................       511,730
    250,000 Rhode Island State Construction, Capital Development
             Loan, Series B, 6.00%, 5/15/99......................       257,460
                                                                    -----------
                                                                        769,190
                                                                    -----------

                                   Continued

THE COVENTRY GROUP
AMCORE VINTAGE INTERMEDIATE TAX-FREE FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                           MARKET
   AMOUNT                        DESCRIPTION                           VALUE
 ---------- -----------------------------------------------------   -----------
 MUNICIPAL BONDS, CONTINUED
 South Dakota (1.1%):
 $  500,000 South Dakota Student Loan, 5.85%, 8/1/00.............   $   513,595
                                                                    -----------
 Tennessee (2.3%):
  1,000,000 Metropolitan Government Nashville & Davidson
             Counties, 5.50%, 7/1/08, callable 7/1/06 @ 101......     1,059,010
                                                                    -----------
 Texas (6.8%):
    500,000 Austin, Airport Revenue, 5.50%, 11/15/06.............       530,140
    500,000 Dallas Water & Sewer, 4.90%, 4/1/04, callable 4/1/03
             @ 100...............................................       510,630
    900,000 Sam Rayburn, Texas Municipal Power Agency, 6.00%,
             9/1/10, callable 9/1/98 @ 100.......................     1,000,287
  1,000,000 San Antonio, Series A, GO, 6.00%, 8/1/08.............     1,114,730
                                                                    -----------
                                                                      3,155,787
                                                                    -----------
 Utah (1.2%):
    500,000 Salt Lake County, 5.50%, 12/15/04....................       535,220
                                                                    -----------
 Virginia (2.7%):
  1,000,000 Virginia Beach, Refunding, 5.40%, 9/1/09.............     1,054,870
    195,000 Virginia Educational Loan Authority, Series E, 5.50%,
             3/1/01..............................................       202,316
                                                                    -----------
                                                                      1,257,186
                                                                    -----------
 Washington (9.5%):
  1,000,000 Benton County, Public Utility, Refunding, 5.45%,
             11/1/08, callable 11/1/07 @ 100.....................     1,049,490
    800,000 Grant County, Washington Public Utilities Hydro-
             Electric, 5.60%, 1/1/10, callable 1/1/08 @ 100......       837,288
    500,000 Seattle, Water System Revenue, 4.70%, 12/1/00........       507,915
  1,000,000 Thurston County, School District #111, 5.00%,
             12/1/10, callable 12/1/06 @ 100.....................       999,930
    500,000 Washington State, 6.80%, 10/1/02, callable 10/1/99 @
             100.................................................       525,805
    500,000 Washington State GO, 5.35%, 9/1/06, callable 9/1/05 @
             100.................................................       525,650
                                                                    -----------
                                                                      4,446,078
                                                                    -----------
 Wisconsin (11.7%):
    500,000 City of Beloit, Sewer System Revenue Bond, 4.80%,
             7/1/05..............................................       507,405
    500,000 Franklin Public School District, 4.75%, 4/1/04.......       506,135
    500,000 Green Bay Area Public Schools, 4.40%, 4/1/02.........       501,135
    400,000 Kenosha, Series A, 4.90%, 4/1/99.....................       404,908
    500,000 Madison, 5.00%, 4/1/05...............................       514,805
    500,000 Milwaukee, 5.15%, 11/15/08...........................       520,690
    500,000 Sturgeon Bay Combined Utility, 4.90%, 1/1/06.........       507,495
    500,000 Wisconsin Housing & Economic Development Authority,
             Housing Revenue, 4.70%, 11/1/99.....................       502,860
    500,000 Wisconsin Housing & Economic Development Authority,
             Series B, 5.20%, 11/1/06, callable 10/1/03 @ 102....       505,545
  1,000,000 Wisconsin State, Series A, 5.00%, 5/1/09, callable
             5/1/06 @ 100........................................     1,010,390
                                                                    -----------
                                                                      5,481,368
                                                                    -----------

                                   Continued

THE COVENTRY GROUP
AMCORE VINTAGE INTERMEDIATE TAX-FREE FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
   AMOUNT                         DESCRIPTION                           VALUE
 ---------- ------------------------------------------------------   -----------
 MUNICIPAL BONDS, CONTINUED
 Wyoming (0.6%):
 $  250,000 Cheyenne, GO Unlimited, 5.45%, 12/1/01................   $   261,240
                                                                     -----------
   Total Municipal Bonds                                              43,488,891
                                                                     -----------
 U.S. GOVERNMENT AGENCY (4.3%):
 Federal Home Loan Mortgage Corp.:
  2,000,000 5.47%*, 10/3/97.......................................     1,999,401
                                                                     -----------
   Total U.S. Government Agency                                        1,999,401
                                                                     -----------
 INVESTMENT COMPANIES (1.3%):
    603,422 Bankers Trust Tax Free Money Fund.....................       603,422
                                                                     -----------
   Total Investment Companies                                            603,422
                                                                     -----------
   Total (Cost--$44,987,078) (a)                                     $46,091,714
                                                                     ===========

------
Percentages indicated are based on net assets of $46,658,782.
(a) Represents cost for federal tax purposes and differs from value by net unrealized depreciation of securities as follows:

   Unrealized appreciation... $1,116,495
   Unrealized depreciation...    (11,859)
                              ----------
   Net unrealized
   appreciation.............. $1,104,636
                              ==========

* Effective yield at date of purchase.
AMBAC--American Municipal Bond Assurance Corporation
CSD--Central School District
GO--General Obligation
GSL--Guaranteed Student Loans

                       See notes to financial statements.

THE COVENTRY GROUP
AMCORE VINTAGE BALANCED FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS (63.4%):
 Aerospace/Defense (1.1%):
     8,500 Sundstrand Corp........................................   $   489,813
                                                                     -----------
 Automotive Parts & Equipment (0.8%):
     7,500 Lear Corp. (b).........................................       369,375
                                                                     -----------
 Banking (3.3%):
     6,000 BankAmerica Corp.......................................       439,875
    13,000 First Union Corp.......................................       650,812
     6,000 NationsBank Corp.......................................       371,250
                                                                     -----------
                                                                       1,461,937
                                                                     -----------
 Beverages--Soft Drinks (1.1%):
    12,000 PepsiCo, Inc...........................................       486,750
                                                                     -----------
 Chemicals (3.1%):
     5,500 Air Products & Chemical................................       456,156
     6,000 Avery Dennison Corp. ..................................       240,000
     5,700 Hercules, Inc. ........................................       283,575
    10,500 Monsanto Co. ..........................................       409,500
                                                                     -----------
                                                                       1,389,231
                                                                     -----------
 Computer Hardware (4.2%):
     6,500 Cisco Systems, Inc. (b)................................       474,906
    13,000 Compaq Computer Corp. (b)..............................       971,750
     6,000 Hewlett-Packard Co. ...................................       417,375
                                                                     -----------
                                                                       1,864,031
                                                                     -----------
 Computer--Software & Peripherals (3.1%):
     8,500 Computer Associates International, Inc. ...............       610,406
     2,600 Microsoft (b)..........................................       344,013
     4,500 Oracle Corp (b)........................................       163,969
     6,500 Parametric Technology Co. (b)..........................       286,812
                                                                     -----------
                                                                       1,405,200
                                                                     -----------
 Consumer Goods & Services (4.5%):
     5,000 Colgate-Palmolive Co. .................................       348,438
    13,500 CUC International, Inc. (b)............................       418,500
     5,700 Gillette Co. ..........................................       491,981
     8,000 Kimberly-Clark Corp. ..................................       391,500
     5,200 Procter & Gamble Co. ..................................       359,125
                                                                     -----------
                                                                       2,009,544
                                                                     -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                        DESCRIPTION                             VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Diversified Operations (1.8%):
    11,400 AlliedSignal, Inc. ....................................   $   484,500
     7,000 Corning, Inc. .........................................       330,750
                                                                     -----------
                                                                         815,250
                                                                     -----------
 Electronics--Semiconductors (0.7%):
     7,000 Adaptec, Inc. (b)......................................       327,250
                                                                     -----------
 Electrical & Electronics (2.2%):
     3,000 Avnet, Inc. ...........................................       190,688
     7,000 Emerson Electric Co. ..................................       403,375
     6,000 General Electric Co. ..................................       408,375
                                                                     -----------
                                                                       1,002,438
                                                                     -----------
 Entertainment (0.5%):
     3,000 Walt Disney Co. .......................................       241,875
                                                                     -----------
 Financial Services (4.0%)
    10,000 Fannie Mae.............................................       470,000
    11,000 First Data Corp. ......................................       413,187
     9,500 Green Tree Financial Corp. ............................       446,500
     7,000 Travelers Group, Inc. .................................       477,750
                                                                     -----------
                                                                       1,807,437
                                                                     -----------
 Health Care (3.5%):
     5,000 Baxter International, Inc. ............................       261,250
     5,000 Bristol-Myers Squibb Co. ..............................       413,750
     3,000 Health Care & Retirement Corp. (b).....................       111,563
     5,500 Lincare Holdings, Inc. (b).............................       277,406
    13,500 MedPartners, Inc. (b)..................................       289,406
     4,000 United Healthcare Corp. ...............................       200,000
                                                                     -----------
                                                                       1,553,375
                                                                     -----------
 Health Care Products & Services (0.4%):
     3,200 Shared Medical Systems Corp. ..........................       169,200
                                                                     -----------
 Home Furnishing (1.1%):
    12,500 Newell Co. ............................................       500,000
                                                                     -----------
 Industrial Goods & Services (0.7%):
     4,000 United Technologies Corp. .............................       324,000
                                                                     -----------
 Insurance (3.8%):
     5,500 Allstate Corp. ........................................       442,063
     3,675 American International Group, Inc. ....................       379,214

                                   Continued

THE COVENTRY GROUP
AMCORE VINTAGE BALANCED FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Insurance, continued:
     7,000 MGIC Investment Corp. .................................   $   401,187
    12,000 SunAmerica, Inc. ......................................       470,250
                                                                     -----------
                                                                       1,692,714
                                                                     -----------
 Manufacturing--Capital Goods (0.9%):
     8,500 Diebold, Inc. .........................................       402,688
                                                                     -----------
 Medical Equipment & Supplies (1.3%):
    12,000 Medtronic, Inc. .......................................       564,000
                                                                     -----------
 Medical Instruments (0.6%):
     5,500 Elan Corp. PLC (b).....................................       275,344
                                                                     -----------
 Printing & Publishing (1.4%):
     4,000 Gannett, Inc. .........................................       431,750
     4,000 Tribune Co. ...........................................       213,250
                                                                     -----------
                                                                         645,000
                                                                     -----------
 Oil & Gas Exploration, Production & Services (3.9%):
    10,000 Ensco International....................................       394,375
     5,000 Mobil Corp. ...........................................       370,000
     7,000 Schlumberger Ltd. .....................................       589,313
    55,000 Tidewater, Inc. .......................................       325,875
     1,800 Unocal Corp. ..........................................        77,850
                                                                     -----------
                                                                       1,757,413
                                                                     -----------
 Pharmaceuticals (4.6%):
     5,000 Agouron Pharmaceuticals, Inc. (b)......................       240,625
     3,500 Amgen, Inc. (b)........................................       167,781
     3,500 Lilly (Eli) & Co. .....................................       421,531
     9,000 Pfizer, Inc. ..........................................       540,563
     5,000 Warner Lambert Co. ....................................       674,688
                                                                     -----------
                                                                       2,045,188
                                                                     -----------
 Retail Stores/Catalog (0.5%):
     9,500 Viking Office Products, Inc. (b).......................       206,625
                                                                     -----------
 Retail--General Merchandise (2.1%):
     9,000 Federated Department Stores, Inc. (b)..................       388,125
     8,000 Kohl's Corp. (b).......................................       568,000
                                                                     -----------
                                                                         956,125
                                                                     -----------
 Retail--Specialty Stores (1.7%):
     9,000 Lowe's Cos., Inc. .....................................       349,875

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
   AMOUNT                         DESCRIPTION                           VALUE
 ---------- ------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Retail--Specialty Stores, continued:
     16,200 Walgreen Co. .........................................   $   415,125
                                                                     -----------
                                                                         765,000
                                                                     -----------
 Semiconductors (1.5%):
      7,200 Intel Corp. ..........................................       664,650
                                                                     -----------
 Telecommunications (2.5%):
      9,500 AirTouch Communications, Inc. (b).....................       336,656
      3,500 Ameritech Corp. ......................................       232,750
      7,500 GTE Corp. ............................................       340,312
      3,000 SBC Communications, Inc. .............................       184,125
                                                                     -----------
                                                                       1,093,843
                                                                     -----------
 Telecommunication--Services & Equipment (1.3%):
      7,000 Lucent Technologies...................................       569,625
                                                                     -----------
 Water Treatment Systems (0.3%):
      3,000 US Filter Corp (b)....................................       129,187
                                                                     -----------
 Wholesale Distribution--Pharmaceuticals (0.9%):
      5,500 Cardinal Health, Inc. ................................       390,500
                                                                     -----------
   Total Common Stocks                                                28,374,608
                                                                     -----------
 CORPORATE BONDS (4.5%):
 Asset-Backed (2.2%):
 $1,000,000 Bear Asset Trust Securities, 6.69%, 6/15/03...........     1,002,812
                                                                     -----------
 Financial Services (0.6%):
    250,000 GMAC, 6.50%, 12/5/05..................................       246,148
                                                                     -----------
 Industrial Goods & Services (1.1%):
    500,000 Cummins Engine, 6.75%, 2/15/27........................       505,365
                                                                     -----------
 Telecommunication (0.6%):
    250,000 AT&T Corp., 7.00%, 5/15/05............................       257,163
                                                                     -----------
   Total Corporate Bonds                                               2,011,488
                                                                     -----------
 U.S. GOVERNMENT AGENCIES (4.5%):
 Federal Home Loan Bank:
  2,000,000 5.44%*, 10/1/97.......................................     2,000,000
                                                                     -----------
   Total U.S. Government Agencies                                      2,000,000
                                                                     -----------

                                   Continued

THE COVENTRY GROUP
AMCORE VINTAGE BALANCED FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
   AMOUNT                         DESCRIPTION                           VALUE
 ---------- ------------------------------------------------------   -----------
 U.S. TREASURY NOTES (24.1%):
 $  500,000 6.00%, 11/30/97.......................................   $   500,470
  1,500,000 6.00%, 5/31/98........................................     1,504,215
  1,000,000 6.38%, 7/15/99........................................     1,009,370
  1,000,000 6.38%, 1/15/00........................................     1,011,250
  1,000,000 6.25%, 5/31/00........................................     1,009,060
  1,500,000 6.63%, 4/30/02........................................     1,535,865
  1,500,000 6.25%, 2/15/03........................................     1,514,295
  1,750,000 5.88%, 11/15/05.......................................     1,717,730
    500,000 5.63%, 2/15/06........................................       482,185
    500,000 6.63%, 5/15/07........................................       516,405
                                                                     -----------
   Total U.S. Treasury Notes                                          10,800,845
                                                                     -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
   AMOUNT                         DESCRIPTION                           VALUE
 ---------- ------------------------------------------------------   -----------
 INVESTMENT COMPANIES (3.9%):
 $1,760,622 AMCORE Vintage U.S. Government Obligation Fund........   $ 1,760,622
                                                                     -----------
   Total Investment Companies                                          1,760,622
                                                                     -----------
   Total (Cost--$36,517,181) (a)                                     $44,947,563
                                                                     ===========

------
Percentages indicated are based on net assets of $44,745,562.
(a) Represents cost for federal tax purposes and differs from market value by net unrealized appreciation of securities as follows:

   Unrealized appreciation... $8,620,633
   Unrealized depreciation...   (190,251)
                              ----------
   Net unrealized
   appreciation.............. $8,430,382
                              ==========

(b) Represents non-income producing securities.
* Effective yield at date of purchase.

  SECURITIES SOLD SHORT:

                                   MARKET
   SHARES SECURITY DESCRIPTION     VALUE
   ------- ------------------     --------
   (1,200) Tricon Global
            Restaurants......     $(38,850)
                                  ========
           Unrealized
            depreciation.....     $ (3,298)
                                  ========


                       See notes to financial statements.

THE COVENTRY GROUP
AMCORE VINTAGE FIXED TOTAL RETURN FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                           MARKET
   AMOUNT                        DESCRIPTION                           VALUE
 ---------- -----------------------------------------------------   -----------
 COLLATERALIZED MORTGAGE OBLIGATIONS (9.7%):
 Federal Home Loan Mortgage Corp.:
 $2,000,000 6.50%, 9/15/06.......................................   $ 1,996,240
  2,000,000 6.50%, 3/15/07.......................................     2,009,360
                                                                    -----------
   Total Collateral Mortgage Obligations                              4,005,600
                                                                    -----------
 CORPORATE BONDS (26.9%):
 Asset-Backed (7.1%):
  2,000,000 Bear Asset Trust Securities Series 1997-1 A 6.67%,
             6/15/03.............................................     2,005,625
    913,951 NationsCredit Grantor Trust 97-1 6.75%, 8/15/13......       923,947
                                                                    -----------
                                                                      2,929,572
                                                                    -----------
 Banking (2.5%):
  1,000,000 First Union Corp., 7.05%, 8/1/05.....................     1,018,170
                                                                    -----------
 Financial Services (7.4%):
  1,000,000 Bear Stearns, 6.70%, 8/1/03..........................     1,002,310
  1,000,000 ITT Hartford, 7.30%, 11/1/15.........................     1,000,250
  1,000,000 Lehman Brothers, Inc., 7.63%, 6/1/06.................     1,045,010
                                                                    -----------
                                                                      3,047,570
                                                                    -----------
 Industrial Goods & Services (3.7%):
    500,000 Cummins Engine, 6.75%, 2/15/27,
             Put 2/15/07 @ 100...................................       505,365
  1,000,000 Potash Corp., 7.13%, 6/15/07.........................     1,019,600
                                                                    -----------
                                                                      1,524,965
                                                                    -----------
 Railroads (2.5%):
  1,000,000 Norfolk Southern Railway Equipment Trust, 7.75%,
             8/15/02.............................................     1,053,050
                                                                    -----------
 Retail Stores (1.2%):
    500,000 Sears Roebuck & Co., 8.45%, 11/1/98..................       512,340
                                                                    -----------
 Utilities--Electric (2.5%):
  1,000,000 Oklahoma Gas & Electric, 6.65%, 7/15/27, Put 7/15/07
             @100................................................     1,015,610
                                                                    -----------
   Total Corporate Bonds                                             11,101,277
                                                                    -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
   AMOUNT                         DESCRIPTION                           VALUE
 ---------- ------------------------------------------------------   -----------
 U.S. GOVERNMENT AGENCIES (19.9%):
 Federal Farm Credit Banks:
 $1,000,000 5.54%*, 10/7/97.......................................   $   998,938
 Federal Home Loan Banks:
  2,000,000 5.44%*, 10/3/97.......................................     1,999,380
 Federal Home Loan Mortgage Corp.:
  2,000,000 5.56%*, 10/10/97......................................     1,997,220
  1,441,445 7.00%, 8/1/09.........................................     1,462,664
 Federal National Mortgage Assoc. Strips:
  1,000,000 8.63%, 11/10/04, callable 11/10/99
             @ 100................................................       878,880
  1,000,000 7.70%, 8/10/04, callable 8/10/99
             @ 100................................................       888,590
                                                                     -----------
   Total U.S. Government Agencies                                      8,225,672
                                                                     -----------
 U.S. TREASURY NOTES (38.1%):
  3,000,000 6.38%, 7/15/99........................................     3,028,110
  1,000,000 6.38%, 1/15/00........................................     1,011,250
  2,000,000 6.25%, 2/15/03........................................     2,019,060
  1,000,000 6.75%, 6/30/99........................................     1,015,620
  1,000,000 6.50%, 5/15/05........................................     1,021,250
  2,000,000 6.50%, 5/31/01........................................     2,034,060
  2,000,000 6.50%, 10/15/06.......................................     2,042,820
  1,000,000 6.25%, 3/31/99........................................     1,007,030
  2,500,000 6.63%, 4/30/02........................................     2,559,775
                                                                     -----------
   Total U.S. Treasury Notes                                          15,738,975
                                                                     -----------
 INVESTMENT COMPANIES (4.3%):
  1,750,000 AMCORE Vintage U.S. Government Obligation Fund........     1,750,000
     39,547 Invest Cash Management Fund...........................        39,547
                                                                     -----------
   Total Investment Companies                                          1,789,547
                                                                     -----------
   Total (Cost--$40,662,156) (a)                                     $40,861,071
                                                                     ===========

------
Percentages indicated are based on net assets of $41,291,977.
(a) Represents cost for federal tax purposes and differs from market value by net unrealized depreciation of securities as follows:

   Unrealized
   appreciation........... $ 409,535
   Unrealized
   depreciation...........  (210,620)
                           ---------
   Net unrealized
   appreciation........... $ 198,915
                           =========

* Effective yield at date of purchase.

                       See notes to financial statements.

THE COVENTRY GROUP
AMCORE VINTAGE AGGRESSIVE GROWTH FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS (94.2%):
 Advertising (0.9%):
    10,000 Omnicom Group, Inc. ...................................   $   727,500
                                                                     -----------
 Aerospace/Defense (2.7%):
    13,900 Precision Castparts Corp. .............................       903,500
    23,000 Sundstrand Corp. ......................................     1,325,375
                                                                     -----------
                                                                       2,228,875
                                                                     -----------
 Apparel & Shoes (0.7%):
    11,000 Nike, Inc. ............................................       583,000
                                                                     -----------
 Automotive Parts & Equipment (2.2%):
    10,000 Lear Corp. (b).........................................       985,000
    25,000 OEA, Inc. .............................................       859,375
                                                                     -----------
                                                                       1,844,375
                                                                     -----------
 Banking (2.0%):
    20,000 First Union Corp. .....................................     1,001,250
    12,000 Mellon Bank Corp. .....................................       657,000
                                                                     -----------
                                                                       1,658,250
                                                                     -----------
 Beverages Soft Drinks (1.3%):
     6,000 Coca-Cola Co. .........................................       365,625
    17,000 PepsiCo, Inc. .........................................       689,563
                                                                     -----------
                                                                       1,055,188
                                                                     -----------
 Business Services (1.2%):
    27,500 Paychex, Inc. .........................................       959,062
                                                                     -----------
 Chemicals (5.3%):
    16,000 Air Products & Chemical................................     1,327,000
    20,000 Avery Dennison Corp. ..................................       800,000
    17,000 Hercules, Inc. ........................................       845,750
    35,000 Monsanto Co. ..........................................     1,365,000
                                                                     -----------
                                                                       4,337,750
                                                                     -----------
 Computer Hardware (8.6%):
    22,250 3Com Corp. (b).........................................     1,140,312
    17,500 Cabletron Systems, Inc. (b)............................       560,000
    25,000 Cisco Systems, Inc. (b)................................     1,826,563
    22,500 Compaq Computer Corp. (b)..............................     1,681,875
    10,000 Hewlett Packard Co. ...................................       695,625
    25,000 Sun Microsystems, Inc. (b).............................     1,170,312
                                                                     -----------
                                                                       7,074,687
                                                                     -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Computer--Software & Peripherals (4.9%):
    20,000 Cadence Designs Systems, Inc. .........................   $ 1,070,000
    26,000 Computer Associates International, Inc. ...............     1,867,125
    30,000 Oracle Corp. (b).......................................     1,093,125
                                                                     -----------
                                                                       4,030,250
                                                                     -----------
 Consumer Goods & Services (4.0%):
    45,000 CUC International, Inc. (b)............................     1,395,000
     8,500 Gillette Co. ..........................................       733,656
    12,000 Kimberly-Clark Corp. ..................................       587,250
     8,000 Proctor & Gamble Co. ..................................       552,500
                                                                     -----------
                                                                       3,268,406
                                                                     -----------
 Diversified Operations (1.4%):
     8,000 AlliedSignal, Inc. ....................................       340,000
    18,000 Corning, Inc. .........................................       850,500
                                                                     -----------
                                                                       1,190,500
                                                                     -----------
 Electrical & Electronic (1.5%):
     8,000 General Electric Co. ..................................       544,500
    15,000 Solectron Corp. .......................................       667,500
                                                                     -----------
                                                                       1,212,000
                                                                     -----------
 Financial Services (7.8%):
    16,000 Fannie Mae.............................................       752,000
    16,000 Federal Home Loan Mortgage Corp. ......................       564,000
    30,000 First Data Corp. ......................................     1,126,875
    18,500 Franklin Resources, Inc. ..............................     1,722,813
    25,000 Green Tree Financial Corp. ............................     1,175,000
    26,100 MBNA Corp. ............................................     1,057,050
                                                                     -----------
                                                                       6,397,738
                                                                     -----------
 Health Care (5.7%):
    15,000 HealthCare COMPARE Corp. (b)...........................       958,125
    20,000 Health Care & Retirement Corp. (b).....................       743,750
    28,500 Health Management Associates,
            Inc. (b)..............................................       901,313
    17,000 Lincare Holdings, Inc. (b).............................       857,437
    20,000 MedPartners, Inc. (b)..................................       428,750
    15,000 United Healthcare Corp. ...............................       750,000
                                                                     -----------
                                                                       4,639,375
                                                                     -----------

                                   Continued

THE COVENTRY GROUP
AMCORE VINTAGE AGGRESSIVE GROWTH FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Health Care Products & Services (0.8%):
    12,000 Shared Medical Systems Corp. ..........................   $   634,500
                                                                     -----------
 Home Furnishing (1.5%):
    30,000 Newell Co. ............................................     1,200,000
                                                                     -----------
 Insurance (2.4%):
    17,000 American International Group, Inc. ....................       488,750
     5,000 Horace Mann Educators Corp. ...........................       280,625
    30,450 SunAmerica, Inc. ......................................     1,193,259
                                                                     -----------
                                                                       1,962,634
                                                                     -----------
 Manufacturing--Capital Goods (1.2%):
    20,000 Diebold, Inc. .........................................       947,500
                                                                     -----------
 Medical--Biomedical (0.0%):
       540 Genzyme Corp.--Tissue Repair (b).......................         5,265
                                                                     -----------
 Medical Equipment & Supplies (1.1%):
    18,400 Medtronic, Inc. .......................................       864,800
                                                                     -----------
 Oil & Gas Exploration, Production & Services (4.7%):
    20,000 Ensco International....................................       788,750
    10,000 Enron Oil & Gas........................................       222,500
     7,000 Schlumberger Ltd. .....................................       589,312
    10,000 Seitel, Inc. (b).......................................       443,750
    20,000 Tidewater, Inc. .......................................     1,185,000
    15,000 Unocal Corp. ..........................................       648,750
                                                                     -----------
                                                                       3,878,062
                                                                     -----------
 Paper Products (1.0%):
    23,500 Caraustar Industries, Inc. ............................       804,875
                                                                     -----------
 Pharmaceuticals (7.5%):
    22,000 Agouron Pharmaceuticals, Inc. (b)......................     1,058,750
    20,000 Alkermes, Inc. (b).....................................       412,500
    14,000 Amgen, Inc. (b)........................................       671,125
    10,000 Biogen, Inc. (b).......................................       324,375
    15,500 Elan Corp. plc (b).....................................       775,969
    18,000 Genzyme Corp.--General Division (b)....................       535,500
     6,000 Lilly (Eli) & Co. .....................................       722,625
    16,000 Pfizer, Inc. ..........................................       961,000
     5,000 Warner Lambert Co. ....................................       674,688
                                                                     -----------
                                                                       6,136,532
                                                                     -----------
 Printing & Publishing (1.3%):
    10,000 Gannett, Inc. .........................................     1,079,375
                                                                     -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Research & Development (0.4%):
    10,000 Gartner Group, Inc. (b)................................   $   300,000
                                                                     -----------
 Restaurants (2.0%):
    20,000 Landry's Seafood Restaurants (b).......................       587,500
    25,000 Starbucks Corp. (b)....................................     1,045,312
                                                                     -----------
                                                                       1,632,812
                                                                     -----------
 Retail Stores/Catalog (1.0%):
    40,000 Viking Office Products, Inc. (b).......................       870,000
                                                                     -----------
 Retail--General Merchandise (1.7%):
    20,000 Kohl's Corp. (b).......................................     1,420,000
                                                                     -----------
 Retail--Specialty Stores (4.1%):
    26,000 Lowe's Cos., Inc. .....................................     1,010,750
    25,000 Men's Wearhouse, Inc. (b)..............................       931,250
    30,000 Staples, Inc. (b)......................................       828,750
    27,500 West Marine, Inc. (b)..................................       629,063
                                                                     -----------
                                                                       3,399,813
                                                                     -----------
 Semiconductors (3.5%):
    30,000 Adaptec, Inc. (b)......................................     1,402,500
    16,000 Intel Corp. ...........................................     1,477,000
                                                                     -----------
                                                                       2,879,500
                                                                     -----------
 Technology (0.9%):
    12,100 Analog Devices, Inc. (b)...............................       405,350
    10,000 Seagate Technology, Inc. (b)...........................       361,250
                                                                     -----------
                                                                         766,600
                                                                     -----------
 Telecommunications (3.7%):
    18,000 AirTouch Communications, Inc. (b)......................       637,875
    20,000 Aspect Telecommunications Corp. (b)....................       467,500
    27,000 Cincinnati Bell, Inc. .................................       767,813
    10,000 GTE Corp. .............................................       453,750
    20,000 WorldCom, Inc. (b).....................................       707,500
                                                                     -----------
                                                                       3,034,438
                                                                     -----------
 Telecommunications Equipment & Services (2.6%):
    10,324 Lucent Technologies....................................       840,115
    22,000 Newbridge Networks Corp. (b)...........................     1,317,250
                                                                     -----------
                                                                       2,157,365
                                                                     -----------
 Water Treatment Systems (1.3%):
    25,000 US Filter Corp (b).....................................     1,076,563
                                                                     -----------

                                   Continued

THE COVENTRY GROUP
AMCORE VINTAGE AGGRESSIVE GROWTH FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Wholesale Distribution--Pharmaceuticals (1.3%):
    15,000 Cardinal Health, Inc...................................   $ 1,065,000
                                                                     -----------
   Total Common Stocks                                                77,322,590
                                                                     -----------
 U.S. GOVERNMENT AGENCIES (1.2%):
 Federal Home Loan Mortgage Corp.:
 1,000,000 5.44%*, 10/1/97........................................       999,840
                                                                     -----------
   Total U.S. Government Agencies                                        999,840
                                                                     -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 INVESTMENT COMPANIES (3.7%):
 3,018,345 AMCORE Vintage U.S. Government Obligation Fund.........   $ 3,018,345
                                                                     -----------
   Total Investment Companies                                          3,018,345
                                                                     -----------
   Total (Cost--$60,956,487)                                         $81,340,775
                                                                     ===========

------
Percentages indicated are based on net assets of $82,107,167.
(a) Represents cost for federal tax purposes and differs from market value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.. $21,330,054
   Unrealized depreciation..    (945,766)
                             -----------
   Net unrealized
   appreciation............. $20,384,288
                             ===========

(b) Represents non-income producing securities.
* Effective yield at date of purchase.

  SECURITIES SOLD SHORT:

                                   MARKET
   SHARES SECURITY DESCRIPTION     VALUE
   ------- ------------------     --------
   (1,700) Tricon Global
            Restaurants......     $(55,038)
                                  ========
           Unrealized
            depreciation.....     $ (4,673)
                                  ========


                       See notes to financial statements.

THE COVENTRY GROUP
AMCORE VINTAGE MUTUAL FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                              SEPTEMBER 30, 1997
                                  (UNAUDITED)

1.ORGANIZATION:

 The Coventry Group ("Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. Between the date of organization and the date of commencement of operations of the AMCORE Vintage U.S. Government Obligations Fund ("U.S. Government Obligations Fund"), the AMCORE Vintage Equity Fund ("Equity Fund"), the AMCORE Vintage Fixed Income Fund ("Fixed Income Fund"), the AMCORE Vintage Intermediate Tax-Free Fund ("Intermediate Tax-Free Fund"), the AMCORE Vintage Balanced Fund ("Balanced Fund"), the AMCORE Vintage Fixed Total Return Fund ("Fixed Total Return Fund"), and the AMCORE Vintage Aggressive Growth Fund ("Aggressive Growth Fund"), (individually, a "Fund"; collectively, the "Funds"), a series of the Group, the Funds earned no investment income and had no operations other than incurring organizational expenses.

 The U.S. Government Obligations Fund's investment objective is to seek current income consistent with maintaining liquidity and stability of principal by investing exclusively in short-term U.S. Treasury bills and notes and other short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements with respect thereto. The investment objective of the Equity Fund is long-term capital appreciation by investing primarily in a diversified portfolio of equity securities. The investment objective of the Fixed Income Fund is to seek total return consistent with the production of current income and the preservation of capital by investing primarily in fixed income securities that have a stated or remaining maturity of 15 years or less and the Fund expects to maintain a dollar-weighted average portfolio maturity of 4 to 6 years. The investment objective of the Intermediate Tax-Free Fund is to seek current income, consistent with the preservation of capital, that is exempt from federal income taxes by investing primarily in a diversified portfolio of intermediate-term tax-free fixed income securities. The investment objective of the Balanced Fund is to seek long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities and fixed income securities. The investment objective of the Fixed Total Return Fund is to seek long-term total return by investing primarily in a diversified portfolio of fixed income securities including certain types of fixed income securities that may exhibit greater volatility. The investment objective of the Aggressive Growth Fund is long-term capital growth by investing primarily in common stocks and other equity-type securities of small, medium and large capitalized companies that exhibit a strong potential for security price appreciation relative to other equity securities.

 The Group is authorized to issue an unlimited number of shares which are units of beneficial interest with a par value of $0.01 per share. Sales of Fund shares may be made to the general public.

2.SIGNIFICANT ACCOUNTING PRINCIPLES:

 The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The

                                   Continued

THE COVENTRY GROUP
AMCORE VINTAGE MUTUAL FUNDS

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                              SEPTEMBER 30, 1997
                                  (UNAUDITED)

 preparation of financial statements requires management to make estimates and assumptions that effect the reported amounts and disclosures. Actual amounts could differ from those estimates.

 SECURITIES VALUATION:

 Investments of the U.S. Government Obligations Fund ("the money market fund") are valued at either amortized cost, which approximates market value, or at original cost which when combined with accrued interest approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market fund may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such investment is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

 Investments in common and preferred stocks, commercial paper, corporate bonds, municipal bonds, U.S. Government securities and U.S. Government agency securities of the Equity Fund, the Fixed Income Fund, the Intermediate Tax-Free Fund, the Balanced Fund, the Fixed Total Return Fund and the Aggressive Growth Fund (collectively "the variable net asset value funds") are valued at their market values determined on the basis of the latest available bid quotation in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair market value as determined in good faith by the investment adviser under the supervision of the Group's Board of Trustees. The difference between the cost and market values of investments held by the variable net asset value funds is reflected as either unrealized appreciation or depreciation.

 SECURITY TRANSACTIONS AND RELATED INCOME:

 Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

 REPURCHASE AGREEMENTS:

 The Funds may acquire repurchase agreements from financial institutions such as banks, brokers, or dealers that the investment adviser, AMCORE Capital Management, Inc. ("AMCORE"), deems creditworthy under guidelines approved by the Group's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a

                                   Continued

THE COVENTRY GROUP
AMCORE VINTAGE MUTUAL FUNDS

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                              SEPTEMBER 30, 1997
                                  (UNAUDITED)

 Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under an agreement to repurchase, is required to maintain, with the Fund's custodian, the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

 SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS:

 Each fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

 DIVIDENDS TO SHAREHOLDERS:

 Dividends from net investment income are declared daily and paid monthly for the U.S. Government Obligations Fund. Dividends from net investment income are declared and paid quarterly for the Equity Fund, the Balanced Fund, the Fixed Total Return Fund and the Aggressive Growth Fund. Dividends from net investment income are declared and paid monthly for the Fixed Income Fund and the Intermediate Tax-Free Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually for each of the Funds. These dividends are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to deferrals of certain losses.

 FEDERAL INCOME TAXES:

 It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

 EXPENSES:

 Expenses that are directly related to one of the Funds are charged directly to that Fund. Expenses relating to the Funds collectively are prorated to the Funds on the basis of each Fund's relative net assets. Other expenses for the Group are prorated to the Funds and any other portfolios of the Group on the basis of relative net assets.

                                   Continued

THE COVENTRY GROUP
AMCORE VINTAGE MUTUAL FUNDS

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                              SEPTEMBER 30, 1997
                                  (UNAUDITED)

3.PURCHASES AND SALES OF SECURITIES:

 Purchases and sales of securities (excluding short-term securities) for the six months ended September 30, 1997 are as follows:

                                                 PURCHASES   PROCEEDS FROM SALES
                                                ------------ -------------------
  Equity Fund.................................. $112,859,801    $114,538,252
  Fixed Income Fund............................   16,034,775       9,502,562
  Intermediate Tax-Free Fund...................   10,008,171      11,882,545
  Balanced Fund................................   10,698,083       5,090,379
  Fixed Total Return Fund......................   13,863,300      12,510,938
  Aggressive Growth Fund.......................   20,574,644      10,384,201

4.RELATED PARTY TRANSACTIONS:

 Pursuant to an investment advisory agreement, investment advisory services are provided to the Funds by AMCORE. Under the terms of the investment advisory agreement, AMCORE is entitled to receive fees computed daily based on a percentage of the average net assets of each Fund.

 BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of the BISYS Group, Inc.

 BISYS, with whom certain officers and trustees of the Group are affiliated, serves the Funds as administrator. Such officers and trustees are paid no fees directly by the Funds for serving as officers and trustees of the Group. Under the terms of the administration agreement, BISYS's fees are computed daily as a percentage of the average net assets of each Fund.

 BISYS Ohio serves the Funds as Transfer Agent and Fund Accountant. Under the terms of the Transfer Agent and Fund Accountant Agreements, BISYS Ohio's fees are computed on the basis of number of shareholders and average net assets, respectively.

 The Group has adopted a Distribution and Shareholder Service Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse BISYS, as distributor, a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of each of the Funds. These fees are used by BISYS to pay banks, including affiliates of AMCORE, brokers, dealers and other institutions, or to reimburse BISYS or its affiliates, for administration, distribution and shareholder services in connection with the distribution of Fund shares. No amounts were paid under the terms of this plan during the six months ended September 30, 1997.

                                   Continued

THE COVENTRY GROUP
AMCORE VINTAGE MUTUAL FUNDS

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                              SEPTEMBER 30, 1997
                                  (UNAUDITED)

 The Group has adopted an Administrative Services Plan (the "Services Plan"), pursuant to which the Funds are authorized to pay compensation to banks and other financial institutions (each a "Service Organization"), which may include the Adviser, its correspondent and affiliated banks and BISYS, which agree to provide certain ministerial, recordkeeping and/or administrative support services for their customers or account holders. In consideration for such services, a Service Organization receives a fee from a Fund, computed daily and paid monthly, at an annual rate not to exceed 0.25% of the average daily net asset value of each of the Funds.

 AMCORE has agreed that if the aggregate expenses of any of the Funds, as defined, for any fiscal year exceed the expense limitation of any state having jurisdiction over the Fund, AMCORE will reimburse to the Fund, or otherwise bear, such excess. Such limitation did not affect the calculation of the investment advisory fees during the six months ended September 30, 1997. Furthermore, fees may be voluntarily reduced to assist the Funds in maintaining competitive expense ratios.


                                   Continued

THE COVENTRY GROUP
AMCORE VINTAGE MUTUAL FUNDS

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)
 Information regarding these transactions is as follows for the six months ended September 30, 1997:

                                            U.S. GOVERNMENT            FIXED
                                              OBLIGATIONS    EQUITY    INCOME
                                                 FUND         FUND      FUND
                                            --------------- --------  --------
  INVESTMENT ADVISORY FEES:
  Annual fee before voluntary fee
   reductions
   (percentage of average net assets)......        0.40%        0.75%     0.60%
  ADMINISTRATION FEES:
  Annual fee (percentage of average net
  assets)..................................        0.20%        0.20%     0.20%
  ADMINISTRATIVE SERVICES FEES:
  Annual fee (percentage of average net
  assets)..................................         N/A         0.25%     0.25%
  DISTRIBUTION AND SHAREHOLDER SERVICE
  FEES:
  Annual fee (percentage of average net
  assets)..................................        0.25%        0.25%     0.25%
  Voluntary fee reductions.................    $193,097     $466,256  $120,772
  TRANSFER AGENT & FUND ACCOUNTING FEES:...     $47,456      $89,878   $23,316

                                   INTERMEDIATE              FIXED     AGGRESSIVE
                                     TAX-FREE   BALANCED  TOTAL RETURN   GROWTH
                                       FUND       FUND        FUND        FUND
                                   ------------ --------  ------------ ----------
  INVESTMENT ADVISORY FEES:
  Annual fee before voluntary fee
   reductions
   (percentage of average net
   assets).......................       0.60%      0.75%       0.75%       0.95%
  ADMINISTRATION FEES:
  Annual fee (percentage of
   average net assets)...........       0.20%      0.20%       0.20%       0.20%
  ADMINISTRATIVE SERVICES FEES:
  Annual fee (percentage of
  average net assets)............       0.25%      0.25%       0.25%       0.25%
  DISTRIBUTION AND SHAREHOLDER
  SERVICE FEES:
  Annual fee (percentage of
  average net assets)............       0.25%      0.25%       0.25%       0.25%
  Voluntary fee reductions.......    $57,868    $48,615     $49,924     $80,900
  TRANSFER AGENT & FUND
  ACCOUNTANT FEES:...............    $16,794    $17,478     $23,565     $38,271

------
 N/A--Not Applicable

THE COVENTRY GROUP
AMCORE VINTAGE MUTUAL FUNDS

                              FINANCIAL HIGHLIGHTS

                                          U.S. GOVERNMENT OBLIGATIONS FUND
                         -----------------------------------------------------------------------
                          SIX MONTHS      YEAR       YEAR       YEAR       YEAR     DECEMBER 21,
                             ENDED        ENDED      ENDED      ENDED      ENDED      1992 TO
                         SEPTEMBER 30,  MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,   MARCH 31,
                             1997         1997       1996       1995       1994       1993 (A)
                         -------------  ---------  ---------  ---------  ---------  ------------
                          (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $ 1.000      $ 1.000    $ 1.000    $ 1.000    $ 1.000     $ 1.000
                           --------     --------   --------   --------   --------     -------
INVESTMENT ACTIVITIES:
 Net investment income..      0.023        0.045      0.051      0.042      0.027       0.007
                           --------     --------   --------   --------   --------     -------
DIVIDENDS AND
DISTRIBUTIONS:
 From net investment
  income................     (0.023)      (0.045)    (0.051)    (0.042)    (0.027)     (0.007)
                           --------     --------   --------   --------   --------     -------
NET ASSET VALUE, END OF
PERIOD..................    $ 1.000      $ 1.000    $ 1.000    $ 1.000    $ 1.000     $ 1.000
                           ========     ========   ========   ========   ========     =======
Total Return............      2.37%(b)     4.62%      5.24%      4.32%      2.73%       0.75%(b)
RATIOS/SUPPLEMENTARY
DATA:
 Net Assets at end of
  period (000)..........   $142,375     $138,691   $153,836   $137,888   $105,345     $87,928
 Ratio of expenses to
  average net assets....      0.73%(c)     0.76%      0.54%      0.50%      0.56%       0.58%(c)
 Ratio of net investment
  income to average net
  assets................      4.73%(c)     4.53%      5.08%      4.26%      2.70%       2.68%(c)
 Ratio of expenses to
  average net assets*...      0.98%(c)     1.01%      0.72%      0.98%      1.02%       1.14%(c)
 Ratio of net investment
  income to average net
  assets*...............      4.48%(c)     4.28%      4.90%      3.78%      2.23%       2.12%(c)

------
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.


                       See notes to financial statements.

THE COVENTRY GROUP
AMCORE VINTAGE MUTUAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                                    EQUITY FUND
                         ------------------------------------------------------------------------
                          SIX MONTHS       YEAR       YEAR       YEAR       YEAR     DECEMBER 15,
                             ENDED         ENDED      ENDED      ENDED      ENDED      1992 TO
                         SEPTEMBER 30,   MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,   MARCH 31,
                             1997          1997       1996       1995       1994       1993 (A)
                         -------------   ---------  ---------  ---------  ---------  ------------
                          (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD....     $16.58        $14.48     $11.44     $10.05     $10.20      $10.00
                           --------      --------   --------   --------   --------     -------
INVESTMENT ACTIVITIES:
 Net investment income..       0.01          0.05       0.13       0.15       0.19        0.05
 Net realized and
  unrealized gains
  (losses) from
  investments...........       4.54          2.60       3.27       1.41      (0.14)       0.19
                           --------      --------   --------   --------   --------     -------
  Total from Investment
   Activities...........       4.55          2.65       3.40       1.56       0.05        0.24
                           --------      --------   --------   --------   --------     -------
DIVIDENDS AND
DISTRIBUTIONS:
 From net investment
  income................      (0.01)        (0.05)     (0.13)     (0.15)     (0.20)      (0.04)
 From net realized gains
  from investment
  transactions..........        --          (0.50)     (0.23)     (0.02)       --          --
                           --------      --------   --------   --------   --------     -------
  Total Dividends and
   Distributions........      (0.01)        (0.55)     (0.36)     (0.17)     (0.20)      (0.04)
                           --------      --------   --------   --------   --------     -------
NET ASSET VALUE, END OF
PERIOD..................     $21.12        $16.58     $14.48     $11.44     $10.05      $10.20
                           ========      ========   ========   ========   ========     =======
Total Return............      27.46%(b)     18.35%     29.96%     15.74%      0.45%       2.45%(b)
RATIOS/SUPPLEMENTARY
DATA:
 Net Assets at end of
  period (000)..........   $397,295      $309,669   $210,950   $149,233   $125,203     $74,720
 Ratio of expenses to
  average net assets....       1.30%(c)      1.33%      1.09%      1.07%      0.54%       0.23%(c)
 Ratio of net investment
  income to average net
  assets................       0.08%(c)      0.32%      0.96%      1.47%      1.97%       2.40%(c)
 Ratio of expenses to
  average net assets*...       1.55%(c)      1.58%      1.09%      1.35%      1.37%       1.43%(c)
 Ratio of net investment
  income to average net
  assets*...............      -0.17%(c)      0.07%      0.96%      1.19%      1.15%       1.20%(c)
 Portfolio Turnover.....      31.03%        37.08%     33.23%     20.54%      3.98%       0.00%
 Average Commissions
  rate
  paid (d)..............   $ 0.0528      $ 0.0677        --         --         --          --

------
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for periods prior to the year ended March 31, 1997.

                      See notes to financial statements.

THE COVENTRY GROUP
AMCORE VINTAGE MUTUAL FUNDS

                              FINANCIAL HIGHLIGHTS

                                                 FIXED INCOME FUND
                         -------------------------------------------------------------------
                          SIX MONTHS      YEAR      YEAR      YEAR      YEAR    DECEMBER 15,
                             ENDED        ENDED     ENDED     ENDED     ENDED     1992 TO
                         SEPTEMBER 30,  MARCH 31, MARCH 31, MARCH 31, MARCH 31,  MARCH 31,
                             1997         1997      1996      1995      1994      1993 (A)
                         -------------  --------- --------- --------- --------- ------------
                          (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD....     $ 9.70       $ 9.93    $ 9.71    $ 9.92    $10.28     $10.00
                            -------      -------   -------   -------   -------    -------
INVESTMENT ACTIVITIES:
 Net investment income..       0.27         0.54      0.61      0.54      0.59       0.18
 Net realized and
  unrealized gains
  (losses) from
  investments...........       0.26        (0.24)     0.23     (0.22)    (0.33)      0.27
                            -------      -------   -------   -------   -------    -------
  Total from Investment
   Activities...........       0.53         0.30      0.84      0.32      0.26       0.45
                            -------      -------   -------   -------   -------    -------
DIVIDENDS AND
DISTRIBUTIONS:
 From net investment
  income................      (0.27)       (0.53)    (0.62)    (0.53)    (0.59)     (0.17)
 From net realized gains
  from investment
  transactions..........        --           --        --        --      (0.03)       --
                            -------      -------   -------   -------   -------    -------
  Total Dividends and
   Distributions........      (0.27)       (0.53)    (0.62)    (0.53)    (0.62)     (0.17)
                            -------      -------   -------   -------   -------    -------
NET ASSET VALUE, END OF
PERIOD..................     $ 9.96       $ 9.70    $ 9.93    $ 9.71    $ 9.92     $10.28
                            =======      =======   =======   =======   =======    =======
Total Return............       5.54%(b)     3.14%     8.74%     3.46%     2.43%      4.54%(b)
RATIOS/SUPPLEMENTARY
DATA:
 Net Assets at end of
  period (000)..........    $99,035      $92,031   $84,752   $81,673   $90,301    $50,127
 Ratio of expenses to
  average net assets....       1.18%(c)     1.20%     0.97%     0.94%     0.51%      0.29%(c)
 Ratio of net investment
  income to average net
  assets................       5.49%(c)     5.52%     5.77%     5.53%     5.74%      6.58%(c)
 Ratio of expenses to
  average net assets*...       1.43%(c)     1.45%     0.97%     1.22%     1.24%      1.34%(c)
 Ratio of net investment
  income to average net
  assets*...............       5.24%(c)     5.27%     5.77%     5.26%     5.01%      5.53%(c)
 Portfolio Turnover.....      10.60%       59.70%   113.25%    32.38%    32.03%     17.44%

------
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

                       See notes to financial statements.

THE COVENTRY GROUP
AMCORE VINTAGE MUTUAL FUNDS

                              FINANCIAL HIGHLIGHTS

                                             INTERMEDIATE TAX-FREE FUND
                         -------------------------------------------------------------------
                          SIX MONTHS      YEAR      YEAR      YEAR      YEAR    FEBRUARY 15,
                             ENDED        ENDED     ENDED     ENDED     ENDED     1993 TO
                         SEPTEMBER 30,  MARCH 31, MARCH 31, MARCH 31, MARCH 31,  MARCH 31,
                             1997         1997      1996      1995      1994      1993 (A)
                         -------------  --------- --------- --------- --------- ------------
                          (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD....     $10.22       $10.27    $ 9.97    $ 9.91    $10.05     $10.00
                            -------      -------   -------   -------   -------    -------
INVESTMENT ACTIVITIES:
 Net investment income..       0.19         0.38      0.43      0.43      0.42       0.05
 Net realized and
  unrealized gains
  (losses) from
  investments...........       0.32        (0.05)     0.30      0.07     (0.13)      0.04
                            -------      -------   -------   -------   -------    -------
  Total from Investment
   Activities...........       0.51         0.33      0.73      0.50      0.29       0.09
                            -------      -------   -------   -------   -------    -------
DIVIDENDS AND
DISTRIBUTIONS:
 From net investment
  income................      (0.19)       (0.38)    (0.43)    (0.43)    (0.42)     (0.04)
 From net realized gains
  from investment
  transactions..........        --           --        --      (0.01)    (0.01)       --
                            -------      -------   -------   -------   -------    -------
  Total Dividends and
   Distributions........      (0.19)       (0.38)    (0.43)    (0.44)    (0.43)     (0.04)
                            -------      -------   -------   -------   -------    -------
NET ASSET VALUE, END OF
PERIOD..................     $10.54       $10.22    $10.27    $ 9.97    $ 9.91     $10.05
                            =======      =======   =======   =======   =======    =======
Total Return............       5.08%(b)     3.22%     7.43%     5.29%     2.79%      0.90%(b)
RATIOS/SUPPLEMENTARY
DATA:
 Net Assets at end of
  period (000)..........    $46,659      $45,164   $42,436   $30,717   $32,983    $13,043
 Ratio of expenses to
  average net assets....       1.25%(c)     1.28%     0.75%     0.73%     0.57%      0.42%(c)
 Ratio of net investment
  income to average net
  assets................       3.73%(c)     3.68%     4.21%     4.42%     4.19%      4.31%(c)
 Ratio of expenses to
  average net assets*...       1.50%(c)     1.53%     1.02%     1.30%     1.38%      1.47%(c)
 Ratio of net investment
  income to average net
  assets*...............       3.48%(c)     3.43%     3.94%     3.84%     3.37%      3.26%(c)
 Portfolio Turnover.....      22.53%       21.00%    14.21%     5.77%    13.26%      0.00%

------
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

                       See notes to financial statements.

THE COVENTRY GROUP
AMCORE VINTAGE MUTUAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                                       BALANCED FUND
                                             ----------------------------------
                                              SIX MONTHS      YEAR     JUNE 1,
                                                 ENDED        ENDED    1995 TO
                                             SEPTEMBER 30,  MARCH 31, MARCH 31,
                                                 1997         1997    1996 (A)
                                             -------------  --------- ---------
                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........     $11.72       $11.08    $10.00
                                                -------      -------   -------
INVESTMENT ACTIVITIES:
 Net investment income (loss)...............       0.08         0.18      0.24
 Net realized and unrealized gains (losses)
  from investments..........................       2.32         1.05      1.08
                                                -------      -------   -------
  Total from Investment Activities..........       2.40         1.23      1.32
                                                -------      -------   -------
DIVIDENDS AND DISTRIBUTIONS:
 From net investment income.................      (0.08)       (0.18)    (0.24)
 From net realized gains from investment
  transactions..............................        --         (0.41)      --
                                                -------      -------   -------
  Total Dividends and Distributions.........      (0.08)       (0.59)    (0.24)
                                                -------      -------   -------
NET ASSET VALUE, END OF PERIOD..............     $14.04       $11.72    $11.08
                                                =======      =======   =======
  Total Return..............................      20.55%(b)    11.05%    13.29%
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000)..........    $44,746      $32,012   $13,516
 Ratio of expenses to average net assets....       1.39%(c)     1.55%     1.32%
 Ratio of net investment income to average
  net assets................................       1.39%(c)     1.58%     2.66%
 Ratio of expenses to average net assets*...       1.64%(c)     1.80%     1.32%
 Ratio of net investment income to average
  net assets*...............................       1.14%(c)     1.33%     2.66%
 Portfolio Turnover.........................      14.84%       38.35%    61.72%
 Average Commissions rate paid (d)..........    $ 0.083      $0.1039       --

------
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for periods prior to the year ended March 31, 1997.

                      See notes to financial statements.

THE COVENTRY GROUP
AMCORE VINTAGE MUTUAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                                  FIXED TOTAL RETURN FUND
                                             ----------------------------------
                                              SIX MONTHS      YEAR    JUNE 15,
                                                 ENDED        ENDED    1995 TO
                                             SEPTEMBER 30,  MARCH 31, MARCH 31,
                                                 1997         1997    1996 (A)
                                             -------------  --------- ---------
                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........     $ 9.69       $ 9.89    $10.00
                                                -------      -------   -------
INVESTMENT ACTIVITIES:
 Net investment income (loss)...............       0.25         0.50      0.44
 Net realized and unrealized gains (losses)
  from investments..........................       0.23        (0.20)    (0.11)
                                                -------      -------   -------
  Total from Investment Activities..........       0.48         0.30      0.33
                                                -------      -------   -------
DIVIDENDS AND DISTRIBUTIONS:
 From net investment income.................      (0.25)       (0.50)    (0.43)
 From net realized gains from investment
  transactions..............................        --           --      (0.01)
                                                -------      -------   -------
  Total Dividends and Distributions.........      (0.25)       (0.50)    (0.44)
                                                -------      -------   -------
NET ASSET VALUE, END OF PERIOD..............     $ 9.92       $ 9.69    $ 9.89
                                                =======      =======   =======
  Total Return..............................       5.03%(b)     3.13%     3.40%
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000)..........    $41,292      $38,835   $41,178
 Ratio of expenses to average net assets....       1.39%(c)     1.40%     1.18%
 Ratio of net investment income to average
  net assets................................       5.09%(c)     5.18%     5.53%
 Ratio of expenses to average net assets*...       1.64%(c)     1.65%     1.18%
 Ratio of net investment income to average
  net assets*...............................       4.84%(c)     4.93%     5.53%
 Portfolio Turnover.........................      37.25%       70.63%    69.30%
 Average Commissions rate paid (d)..........        N/A          N/A       N/A

------
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for periods prior to the year ended March 31, 1997.

                      See notes to financial statements.

THE COVENTRY GROUP
AMCORE VINTAGE MUTUAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                              AGGRESSIVE GROWTH FUND
                                        -------------------------------------
                                         SIX MONTHS       YEAR     OCTOBER 2,
                                            ENDED         ENDED     1995 TO
                                        SEPTEMBER 30,   MARCH 31,  MARCH 31,
                                            1997          1997      1996 (A)
                                        -------------   ---------  ----------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...     $11.90        $10.88     $10.00
                                           -------       -------    -------
INVESTMENT ACTIVITIES:
 Net investment income (loss)..........      (0.05)        (0.06)       --
 Net realized and unrealized gains
  (losses) from investments............       4.10          1.08       0.90
                                           -------       -------    -------
  Total from Investment Activities.....       4.05          1.02       0.90
                                           -------       -------    -------
DIVIDENDS AND DISTRIBUTIONS:
 From net investment income............        --            --         --
 From net realized gains from
  investment transactions..............        --            --       (0.02)
                                           -------       -------    -------
  Total Dividends and Distributions....        --            --       (0.02)
                                           -------       -------    -------
NET ASSET VALUE, END OF PERIOD.........     $15.95        $11.90     $10.88
                                           =======       =======    =======
  Total Return.........................      34.03%(b)      9.39%      9.10%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000).....    $82,107       $49,413    $23,319
 Ratio of expenses to average net
  assets...............................       1.59%(c)      1.63%      1.57%(c)
 Ratio of net investment income to
  average net assets...................      (0.77%)(c)    (0.64%)     0.08%(c)
 Ratio of expenses to average net
  assets*..............................       1.84%(c)      1.88%      1.57%(c)
 Ratio of net investment income to
  average net assets*..................      (1.02%)(c)    (0.89%)     0.08%(c)
 Portfolio Turnover....................      16.61%        45.14%      4.31%
 Average Commissions rate paid (d).....    $0.0751       $0.0941        --

------
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for periods prior to the year ended March 31, 1997.

                      See notes to financial statements.

INVESTMENT ADVISER
AMCORE Capital Management, Inc.
501 Seventh Street
Rockford, Illinois 61104

ADMINISTRATOR AND DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005

INDEPENDENT AUDITORS
Ernst & Young LLP
One Columbus
10 West Broad Street
Suite 2300
Columbus, Ohio 43215



11/97

                           [AMCORE LOGO APPEARS HERE]


                            Capital Management, Inc.
                               INVESTMENT ADVISER


                               SEMI-ANNUAL REPORT
                                       TO
                                  SHAREHOLDERS
                               SEPTEMBER 30, 1997


                              BISYS Fund Services
                               3435 STELZER ROAD
                               COLUMBUS, OH 43219